UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10267

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA  94523-3967
(Address of principal executive offices) (Zip code)

Carrie E. Hansen
AssetMark Investment Services, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)
Michael P. O’Hare, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  April 1, 2007 to June 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2007
AssetMark Large Cap Growth
(Unaudited)

Shares		Value
	COMMON STOCKS - 99.20%
	Aerospace & Defense - 2.30%
95,100	Lockheed Martin Corp. (b)	$8,951,763
49,300	Precision Castparts Corp. (b)	5,983,048
55,700	United Technologies Corp.	3,950,801
		18,885,612
	Air Freight & Logistics - 1.44%
131,725	C.H. Robinson Worldwide, Inc.	6,918,197
118,500	Expeditors International Washington, Inc. (b)	4,894,050
		11,812,247
	Auto Components - 0.26%
60,500	Goodyear Tire & Rubber Co. (a) (b)	2,102,980
	Beverages - 0.99%
77,000	Coca-Cola Co.	4,027,870
63,450	PepsiCo, Inc.	4,114,733
		8,142,603
	Biotechnology - 2.88%
42,750	Amgen, Inc. (a) (b)	2,363,647
72,600	Cephalon, Inc. (a) (b)	5,836,314
133,960	Genentech, Inc. (a)	10,135,414
344,100	Millennium Pharmaceuticals, Inc. (a) (b)	3,637,137
56,600	Vertex Pharmaceuticals, Inc. (a) (b)	1,616,496
		23,589,008
	Capital Markets - 2.96%
99,400	Bank of New York Co., Inc.	4,119,136
46,600	Goldman Sachs Group, Inc.	10,100,550
89,390	Merrill Lynch & Co., Inc. (b)	7,471,216
89,000	SEI Investments Co.	2,584,560
		24,275,462
	Chemicals - 0.76%
52,800	Air Products & Chemicals, Inc.	4,243,536
52,400	Lyondell Chemical Co.	1,945,088
		6,188,624
	Commercial Banks - 1.84%
123,660	Bank of America Corp.	6,045,737
245,157	Commerce Bancorp, Inc. (b)	9,068,358
		15,114,095
	Commercial Services & Supplies - 1.91%
60,500	ITT Educational Services, Inc. (a) (b)	7,101,490
66,700	Manpower, Inc. (b)	6,152,408
130,200	Steelcase, Inc. (b)	2,408,700
		15,662,598
	Communications Equipment - 4.77%
594,180	Cisco Systems, Inc. (a) (b)	16,547,913
472,801	QUALCOMM, Inc.	20,514,835
10,300	Research In Motion Ltd. (a) (b)	2,059,897
		39,122,645
	Computers & Peripherals - 6.83%
132,800	Apple, Inc. (a) (b)	16,206,912
230,025	Dell, Inc. (a)	6,567,214
268,990	Hewlett-Packard Co.	12,002,334
99,390	International Business Machines Corp. (b)	10,460,797
369,375	Network Appliance, Inc. (a) (b)	10,785,750
		56,023,007
	Consumer Finance - 1.16%
53,750	American Express Co.	3,288,425
44,800	Capital One Financial Corp. (b)	3,514,112
47,500	SLM Corp. (b)	2,735,050
		9,537,587
	Diversified Financial Services - 1.21%
192,850	Citigroup, Inc.	9,891,277
	Electrical Equipment - 0.84%
51,400	Cooper Industries Ltd.	2,934,426
85,000	Emerson Electric Co.	3,978,000
		6,912,426
	Electronic Equipment & Instruments - 1.01%
66,800	Avnet, Inc. (a) (b)	2,647,952
40,900	CDW Corp. (a)	3,475,273
71,650	Molex, Inc. (b)	2,150,216
		8,273,441
	Energy Equipment & Services - 3.91%
64,350	Baker Hughes, Inc. (b)	5,413,765
37,950	National-Oilwell, Inc. (a) (b)	3,955,908
267,240	Schlumberger Ltd. (b)	22,699,366
		32,069,039
	Food & Staples Retailing - 2.47%
69,900	Costco Wholesale Corp. (b)	4,090,548
98,000	CVS Corp.	3,572,100
45,154	Walgreen Co. (b)	1,966,005
220,770	Wal-Mart Stores, Inc.	10,621,245
		20,249,898
	Health Care Equipment & Supplies - 2.41%
67,100	Dentsply International, Inc. (b)	2,567,246
88,100	Medtronic, Inc. (b)	4,568,866
57,300	St. Jude Medical, Inc. (a)	2,377,377
211,617	Varian Medical Systems, Inc. (a) (b)	8,995,839
14,900	Zimmer Holdings, Inc. (a)	1,264,861
		19,774,189
	Health Care Providers & Services - 4.71%
44,600	Cardinal Health, Inc.	3,150,544
73,844	Cerner Corp. (a) (b)	4,096,127
79,600	Coventry Health Care, Inc. (a)	4,588,940
130,000	McKesson Corp.	7,753,200
171,900	UnitedHealth Group, Inc.	8,790,966
128,200	Wellpoint, Inc. (a)	10,234,206
		38,613,983
	Hotels, Restaurants & Leisure - 0.39%
80,000	International Game Technology	3,176,000
	Household Durables - 0.51%
187,175	Pulte Homes, Inc. (b)	4,202,079
	Household Products - 1.70%
28,150	Colgate-Palmolive Co.	1,825,527
100,400	Kimberly-Clark Corp.	6,715,756
88,550	Procter & Gamble Co.	5,418,375
		13,959,658
	Industrial Conglomerates - 2.05%
438,475	General Electric Co.	16,784,823
	Insurance - 5.16%
70,600	ACE Ltd.	4,413,912
80,250	Aflac, Inc.	4,124,850
118,450	American International Group, Inc.	8,295,053
49,800	Everest Re Group Ltd.	5,410,272
18,800	Hartford Financial Services Group, Inc. (b)	1,851,988
77,200	MBIA, Inc. (b)	4,803,384
559,192	Progressive Corp.	13,381,465
		42,280,924
	Internet & Catalog Retail - 4.18%
291,120	Amazon.Com, Inc. (a) (b)	19,915,519
363,455	eBay, Inc. (a) (b)	11,695,982
77,400	IAC/InterActiveCorp (a) (b)	2,678,814
		34,290,315
	Internet Software & Services - 2.66%
31,102	Google, Inc. (a)	16,278,165
173,711	VeriSign, Inc. (a) (b)	5,511,850
		21,790,015
	IT Services - 2.46%
207,900	Accenture Ltd.	8,916,831
53,700	Automatic Data Processing, Inc.	2,602,839
34,000	Cognizant Technology Solutions Corp. (a)	2,553,060
28,400	DST Systems, Inc. (a) (b)	2,249,564
185,700	Western Union Co.	3,868,131
		20,190,425
	Machinery - 3.41%
86,470	AGCO Corp. (a) (b)	3,753,663
21,500	Deere & Co. (b)	2,595,910
207,400	Dover Corp.	10,608,510
54,440	Gardner Denver, Inc. (a)	2,316,422
57,830	Manitowoc Co.	4,648,375
21,600	Parker Hannifin Corp. (b)	2,114,856
23,100	Terex Corp. (a)	1,878,030
		27,915,766
	Media - 1.80%
1	Citadel Broadcasting Corp.	6
82,250	McGraw-Hill Companies, Inc. (b)	5,599,580
36,600	Omnicom Group, Inc.	1,936,872
211,100	Walt Disney Co. (b)	7,206,954
		14,743,412
	Metals & Mining - 1.45%
64,900	Alcoa, Inc. (b)	2,630,397
30,900	Allegheny Technologies, Inc. (b)	3,240,792
46,400	Freeport-McMoRan Copper & Gold, Inc.	3,842,848
23,400	Southern Copper Corp. (b)	2,205,684
		11,919,721
	Multiline Retail - 2.23%
62,170	Dollar Tree Stores, Inc. (a)	2,707,504
164,100	Kohl's Corp. (a) (b)	11,656,023
62,200	Target Corp.	3,955,920
		18,319,447
	Multi-Utilities - 0.81%
160,200	NRG Energy, Inc. (a)	6,659,514
	Office Electronics - 0.32%
66,600	Zebra Technologies Corp. (a) (b)	2,580,084
	Oil & Gas - 2.59%
66,600	Apache Corp.	5,433,894
111,900	ConocoPhillips	8,784,150
36,000	Marathon Oil Corp.	2,158,560
29,900	Sunoco, Inc. (b)	2,382,432
33,900	Valero Energy Corp.	2,503,854
		21,262,890
	Pharmaceuticals - 6.99%
164,900	Abbott Laboratories	8,830,395
98,900	Amylin Pharmaceuticals, Inc. (a) (b)	4,070,724
311,700	Bristol-Myers Squibb Co. (b)	9,837,252
70,800	Eli Lilly & Co. (b)	3,956,304
121,400	Forest Laboratories, Inc. (a)	5,541,910
99,300	Genzyme Corp. (a) (b)	6,394,920
10,570	Johnson & Johnson	651,323
78,000	Merck & Co., Inc.	3,884,400
354,100	Schering Plough Corp.	10,778,804
59,000	Wyeth (b)	3,383,060
		57,329,092
	Semiconductor & Semiconductor Equipment - 4.28%
160,700	Intel Corp.	3,818,232
130,600	KLA-Tencor Corp. (b)	7,176,470
154,200	Lam Research Corp. (a) (b)	7,925,880
66,500	Linear Technology Corp. (b)	2,405,970
137,710	NVIDIA Corp. (a)	5,688,800
215,500	Teradyne, Inc. (a)	3,788,490
114,500	Texas Instruments, Inc. (b)	4,308,635
		35,112,477
	Software - 5.88%
212,555	Autodesk, Inc. (a)	10,007,089
77,600	Citrix Systems, Inc. (a) (b)	2,612,792
347,600	Microsoft Corp.	10,243,772
395,200	Oracle Corp. (a) (b)	7,789,392
294,700	Salesforce.com, Inc. (a) (b)	12,630,842
244,500	Symantec Corp. (a) (b)	4,938,900
		48,222,787
	Specialty Retail - 2.31%
34,400	Abercrombie & Fitch Co. - Class A (b)	2,510,512
75,600	Lowe's Cos, Inc.	2,320,164
125,210	Rent-A-Center, Inc. (a)	3,284,258
159,990	Ross Stores, Inc. (b)	4,927,692
146,275	Staples, Inc.	3,471,106
47,700	Weight Watchers International, Inc.	2,425,068
		18,938,800
	Textiles, Apparel & Luxury Goods - 1.26%
137,370	Coach, Inc. (a) (b)	6,509,964
65,500	Nike, Inc.	3,817,995
		10,327,959
	Thrifts & Mortgage Finance - 1.12%
251,520	Countrywide Financial Corp. (b)	9,142,752
	Tobacco - 0.98%
114,700	Altria Group, Inc.	8,045,058

	TOTAL COMMON STOCKS (Cost $695,928,292)	813,434,719

	SHORT TERM INVESTMENTS - 1.67%
	Money Market Funds - 1.67%
13,725,246	Federated Prime Obligations Fund
	5.22%, 01/01/2050	13,725,246

	TOTAL SHORT TERM INVESTMENTS (Cost $13,725,246)	13,725,246

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 32.08%
	COMMERCIAL PAPER - 9.88%
$12,826,611	Chesham Finance LLC, 5.40%, 07/02/07 (c)	12,820,840
818,720	Concord Minutemen Capital Co., 5.31%, 07/03/07 (c) (d)	818,720
11,816,856	Concord Minutemen Capital Co., 5.31%, 07/09/07 (c) (d)	11,816,856
9,551,732	Duke Funding, 5.37%, 07/25/07 (c)	9,511,986
12,826,611	Fenway Funding LLC, 5.50%, 07/02/07 (c)	12,820,732
9,961,091	Laguna Corp., 5.36%, 08/02/07 (c)	9,907,999
12,280,797	Ocala Funding, 5.41%, 07/31/07 (c)	12,222,068
1,637,440	Ocala Funding, 5.36%, 08/14/07 (c)	1,616,266
9,551,732	Valcour Bay Capital LLC, 5.34%, 07/13/07 (c)	9,509,385

	TOTAL COMMERCIAL PAPER (Cost $81,044,852)	81,044,852

	CORPORATE BONDS AND NOTES - 0.73%
2,729,066	Bayerische Landesbank, 5.38%, 12/24/15	2,729,066
3,274,879	Metlife Global, 5.43%, 04/28/08	3,274,879

	TOTAL CORPORATE BONDS AND NOTES (Cost $6,003,945)	6,003,945

	CORPORATE PAYDOWN SECURITIES - 0.33%
2,729,066	Duke Funding, 5.42%, 04/08/07 (c)	2,729,066

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $2,729,066)	2,729,066
Shares
	MUTUAL FUNDS - 0.50%
4,094,739	AIM STIT-Liquid Assets Portfolio	4,094,739

	TOTAL MUTUAL FUNDS (Cost $4,094,739)	4,094,739

Principal Amount
	REPURCHASE AGREEMENTS - 20.64%
$20,467,996	Citigroup Global Repurchase Agreement, 5.46%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $22,640,954, 7.46% to 13.24%, 05/01/11 to 08/15/18)	20,467,996
81,871,985	Greenwich Capital Repurchase Agreement, 5.41%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $85,309,308, 0.00% to 0.01%, 08/15/07 to 05/25/43)	81,871,985
23,469,969	Morgan Stanley Repurchase Agreement, 5.44%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $24,805,420, 3.50% to 5.50%, 03/25/23 to 12/25/34)	23,469,969
32,748,794	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $35,602,040, 0.00%, 05/25/36 to 12/25/44)	32,748,794
10,643,358	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $11,582,009, 0.00% to 5.80%, 01/12/09 to 12/13/41)	10,643,358

	TOTAL REPURCHASE AGREEMENTS (Cost $169,202,102)	169,202,102

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $263,074,704)	263,074,704

	Total Investments (Cost $972,728,242) - 132.95%	1,090,234,669
	Liabilities in Excess of Other Assets - (32.95)%	(270,192,501)
	TOTAL NET ASSETS - 100.00%	$820,042,168

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $83,773,918, which represents 10.22% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2007.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$972,728,242
	Gross unrealized appreciation	128,979,707
	Gross unrealized depreciation	(11,473,280)
	Net unrealized appreciation	$117,506,427

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2007
AssetMark Large Cap Value
(Unaudited)

Shares		Value
	COMMON STOCKS - 95.02%
	Aerospace & Defense - 0.96%
92,200	Northrop Grumman Corp.	$7,179,614
	Auto Components - 0.33%
1,038,246	Delphi Corp. (a) (b)	2,461,993
	Automobiles - 4.26%
888,836	Ford Motor Co. (b)	8,372,835
456,125	General Motors Corp. (b)	17,241,525
103,650	Harley-Davidson, Inc. (b)	6,178,577
		31,792,937
	Beverages - 1.35%
67,300	Anheuser-Busch Companies, Inc.	3,510,368
164,800	Coca-Cola Enterprises, Inc. (b)	3,955,200
31,150	Diageo PLC - ADR	2,595,106
		10,060,674
	Biotechnology - 0.34%
45,830	Amgen, Inc. (a) (b)	2,533,941
	Building Products - 0.74%
194,810	Masco Corp. (b)	5,546,241
	Capital Markets - 1.91%
37,770	Ameriprise Financial, Inc.	2,401,039
134,600	Lehman Brothers Holdings, Inc. (b)	10,030,392
41,400	Mellon Financial Corp.	1,821,600
		14,253,031
	Chemicals - 2.32%
309,270	The Dow Chemical Co. (b)	13,675,919
47,400	PPG Industries, Inc.	3,607,614
		17,283,533
	Commercial Banks - 5.76%
206,800	Bank of America Corp.	10,110,452
141,130	Fifth Third Bancorp (b)	5,612,740
58,879	HSBC Holdings PLC - ADR (b)	5,403,326
230,930	Popular, Inc. (b)	3,711,045
264,534	Wachovia Corp. (b)	13,557,368
130,100	Wells Fargo & Co.	4,575,617
		42,970,548
	Commercial Services & Supplies - 1.07%
14,150	Dun & Bradstreet Corp.	1,457,167
279,480	H&R Block, Inc. (b)	6,531,448
		7,988,615
	Communications Equipment - 1.28%
501,689	Alcatel SA - ADR	7,023,646
142,440	Motorola, Inc. (b)	2,521,188
		9,544,834
	Computers & Peripherals - 2.37%
296,340	Dell, Inc. (a)	8,460,507
84,500	Hewlett-Packard Co.	3,770,390
51,690	International Business Machines Corp. (b)	5,440,372
		17,671,269
	Construction Materials - 0.21%
13,550	Vulcan Materials Co. (b)	1,552,017

	Consumer Finance - 1.22%
148,300	American Express Co.	9,072,994
	Containers & Packaging - 0.55%
133,200	Sealed Air Corp. (b)	4,131,864
	Diversified Financial Services - 3.16%
272,770	Citigroup, Inc.	13,990,373
152,738	J.P. Morgan Chase & Co.	7,400,156
35,750	Moody's Corp.	2,223,650
		23,614,179
	Diversified Telecommunication Services - 4.29%
283,362	AT&T Inc.	11,759,523
108,100	Sprint Corp. (b)	2,238,751
437,695	Verizon Communications, Inc. (b)	18,019,903
		32,018,177
	Electric Utilities - 1.98%
69,000	Edison International (b)	3,872,280
162,600	TXU Corp.	10,942,980
		14,815,260
	Electronic Equipment & Instruments - 0.49%
510,380	Sanmina-SCI Corporation (a) (b)	1,597,489
562,310	Solectron Corp. (a)	2,069,301
		3,666,790
	Energy Equipment & Services - 1.86%
112,600	GlobalSantaFe Corp.	8,135,350
108,500	Halliburton Co. (b)	3,743,250
18,600	Transocean, Inc. (a)	1,971,228
		13,849,828
	Food & Staples Retailing - 2.86%
129,100	Costco Wholesale Corp. (b)	7,554,932
67,217	CVS Corp.	2,450,060
125,285	Safeway, Inc. (b)	4,263,448
83,830	Supervalu, Inc.	3,883,006
67,250	Wal-Mart Stores, Inc.	3,235,397
		21,386,843
	Food Products - 1.40%
91,600	Archer-Daniels-Midland Co. (b)	3,031,044
43,166	Kraft Foods, Inc. (b)	1,521,601
338,860	Sara Lee Corp.	5,896,164
		10,448,809
	Health Care Equipment & Supplies - 0.76%
369,220	Boston Scientific Corp. (a)	5,663,835
	Health Care Providers & Services - 1.85%
26,050	Cardinal Health, Inc.	1,840,172
137,400	Cigna Corp.	7,175,028
427,500	Tenet Healthcare Corp. (a) (b)	2,783,025
38,900	UnitedHealth Group, Inc.	1,989,346
		13,787,571
	Hotels, Restaurants & Leisure - 0.99%
75,000	Carnival Corp. (b)	3,657,750
73,000	McDonald's Corp.	3,705,480
		7,363,230
	Household Durables - 1.24%
43,500	Fortune Brands, Inc. (b)	3,583,095
50,860	Whirlpool Corp. (b)	5,655,632
		9,238,727
	Household Products - 1.09%
97,800	Kimberly-Clark Corp.	6,541,842
25,900	Procter & Gamble Co.	1,584,821
		8,126,663
	Industrial Conglomerates - 2.09%
45,000	3M Co. (b)	3,905,550
99,400	General Electric Co.	3,805,032
234,050	Tyco International Ltd.	7,908,549
		15,619,131
	Insurance - 9.58%
229,600	The Allstate Corp. (b)	14,122,696
117,100	American International Group, Inc.	8,200,513
32,350	AON Corp. (b)	1,378,433
1,703	Berkshire Hathaway, Inc. (a)	6,139,315
138,880	Conseco, Inc. (a) (b)	2,901,203
96,500	Loews Corp.	4,919,570
131,860	Marsh & McLennan Companies, Inc. (b)	4,071,837
162,800	Metlife, Inc. (b)	10,497,344
136,760	Old Republic International Corp.	2,907,518
154,900	Progressive Corp.	3,706,757
31,866	Transatlantic Holdings, Inc.	2,266,629
193,700	Travelers Companies, Inc.	10,362,950
		71,474,765
	IT Services - 1.02%
59,637	Electronic Data Systems Corp.	1,653,734
83,325	Iron Mountain, Inc. (a) (b)	2,177,282
415,885	Unisys Corp. (a)	3,801,189
		7,632,205
	Leisure Equipment & Products - 0.79%
212,957	Eastman Kodak Co. (b)	5,926,593
	Machinery - 1.58%
62,600	Deere & Co. (b)	7,558,324
48,500	Paccar, Inc. (b)	4,221,440
		11,779,764
	Media - 4.55%
222,800	CBS Corp.	7,423,696
224,425	Comcast Corp. (a) (b)	6,274,923
231,725	Gannett Co., Inc. (b)	12,733,289
10,493	Idearc, Inc.	370,717
90,720	McClatchy Co. (b)	2,296,123
135,700	News Corp.	2,878,197
66,977	Tribune Co. (b)	1,969,124
		33,946,069
	Metals & Mining - 2.20%
202,670	Alcoa, Inc. (b)	8,214,215
99,100	Freeport-McMoRan Copper & Gold, Inc. (b)	8,207,462
		16,421,677
	Multiline Retail - 0.44%
82,600	Macy's, Inc.	3,285,828
	Office Electronics - 0.53%
216,220	Xerox Corp. (a)	3,995,746
	Oil & Gas - 8.98%
146,300	Apache Corp. (b)	11,936,617
254,252	ConocoPhillips (b)	19,958,782
58,100	Devon Energy Corp. (b)	4,548,649
103,795	El Paso Corp.	1,788,388
50,750	EOG Resources, Inc. (b)	3,707,795
288,900	Occidental Petroleum Corp.	16,721,532
113,900	Valero Energy Corp.	8,412,654
		67,074,417
	Pharmaceuticals - 5.53%
195,064	Bristol-Myers Squibb Co. (b)	6,156,220
183,460	Johnson & Johnson	11,304,805
204,100	Merck & Co., Inc. (b)	10,164,180
475,616	Pfizer, Inc.	12,161,501
25,935	Wyeth	1,487,113
		41,273,819
	Real Estate Investment Trusts - 0.45%
59,300	ProLogis	3,374,170
	Road & Rail - 0.46%
40,000	Burlington Northern Santa Fe Corp.	3,405,600
	Semiconductor & Semiconductor Equipment - 2.13%
381,870	Intel Corp.	9,073,231
547,156	Micron Technology, Inc. (a) (b)	6,855,865
		15,929,096
	Software - 1.34%
338,350	Microsoft Corp.	9,971,175
	Specialty Retail - 0.97%
91,400	Home Depot, Inc.	3,596,590
132,300	Limited Brands, Inc. (b)	3,631,635
		7,228,225
	Thrifts & Mortgage Finance - 3.61%
181,700	Countrywide Financial Corp. (b)	6,604,795
161,900	Federal Home Loan Mortgage Corp.	9,827,330
247,200	Washington Mutual, Inc. (b)	10,540,608
		26,972,733
	Tobacco - 2.13%
226,761	Altria Group, Inc.	15,905,017

	TOTAL COMMON STOCKS (Cost $574,984,425)	709,240,047

	SHORT TERM INVESTMENTS - 5.10%
	Money Market Funds - 5.10%
38,063,759	Federated Prime Obligations Fund
	5.22%, 01/01/2050	38,063,759

	TOTAL SHORT TERM INVESTMENTS (Cost $38,063,758)	38,063,759

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.52%
	COMMERCIAL PAPER - 11.25%
$13,290,638	Chesham Finance LLC, 5.40%, 07/02/07 (c)	13,284,657
848,339	Concord Minutemen Capital Co., 5.31%, 07/03/07 (c) (d)	848,339
12,244,354	Concord Minutemen Capital Co., 5.31%, 07/09/07 (c) (d)	12,244,354
9,897,284	Duke Funding, 5.37%, 07/25/07 (c)	9,856,100
13,290,638	Fenway Funding LLC, 5.50%, 07/02/07 (c)	13,284,547
10,321,453	Laguna Corp., 5.36%, 08/02/07 (c)	10,266,440
12,725,079	Ocala Funding, 5.41%, 07/31/07 (c)	12,664,225
1,696,677	Ocala Funding, 5.36%, 08/14/07 (c)	1,674,737
9,897,284	Valcour Bay Capital LLC, 5.34%, 07/13/07 (c)	9,853,406

	TOTAL COMMERCIAL PAPER (Cost $83,976,805)	83,976,805

	CORPORATE BONDS AND NOTES - 0.83%
2,827,795	Bayerische Landesbank, 5.38%, 12/24/15	2,827,795
3,393,355	Metlife Global, 5.43%, 04/28/08	3,393,355

	TOTAL CORPORATE BONDS AND NOTES (Cost $6,221,150)	6,221,150

	CORPORATE PAYDOWN SECURITIES - 0.38%
2,827,795	Duke Funding, 5.42%, 04/08/07 (c)	2,827,795

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $2,827,795)	2,827,795
Shares
	MUTUAL FUNDS - 0.57%
4,242,874	AIM STIT-Liquid Assets Portfolio	4,242,874

	TOTAL MUTUAL FUNDS (Cost $4,242,874)	4,242,874

Principal Amount
	REPURCHASE AGREEMENTS - 23.49%
$21,208,465	Citigroup Global Repurchase Agreement, 5.46%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $22,640,954, 7.46% to 13.24%, 05/01/11 to 08/15/18)	21,208,465
84,833,861	Greenwich Capital Repurchase Agreement, 5.41%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $85,309,308, 0.00% to 0.01%, 08/15/07 to 05/25/43)	84,833,861
24,319,040	Morgan Stanley Repurchase Agreement, 5.44%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $24,805,420, 3.50% to 5.50%, 03/25/23 to 12/25/34)	24,319,040
33,933,544	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $35,602,040, 0.00%, 05/25/36 to 12/25/44)	33,933,544
11,028,402	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $11,582,009, 0.00% to 5.80%, 01/12/09 to 12/13/41)	11,028,402

	TOTAL REPURCHASE AGREEMENTS (Cost $175,323,312)	175,323,312

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $272,591,936)	272,591,936

	Total Investments (Cost $885,640,119) - 136.64%	1,019,895,742
	Liabilities in Excess of Other Assets - (36.64)%	(273,489,362)
	TOTAL NET ASSETS - 100.00%	$746,406,380

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $86,804,600, which represents 11.63% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2007.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$885,640,119
	Gross unrealized appreciation	147,269,231
	Gross unrealized depreciation	(13,013,608)
	Net unrealized appreciation	$134,255,623

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2007
AssetMark Small Mid Cap Growth
(Unaudited)

Shares		Value
	COMMON STOCKS - 99.04%
	Apparel - 0.13%
4,700	J.Crew Group, Inc. (a) (b)	$254,223
	Aerospace & Defense - 5.02%
82,183	BE Aerospace, Inc. (a)	3,394,158
28,500	Ceradyne, Inc. (a) (b)	2,107,860
15,000	Curtiss-Wright Corp.	699,150
9,800	EDO Corp. (b)	322,126
26,110	Ladish, Inc. (a)	1,122,730
53,150	Spirit Aerosystems Holdings, Inc. (a) (b)	1,916,057
5,000	United Industrial Corp. (b)	299,900
		9,861,981
	Airlines - 0.94%
35,300	Continental Airlines, Inc. (a) (b)	1,195,611
21,800	US Airways Group, Inc. (a)	659,886
		1,855,497
	Auto Components - 0.35%
10,600	American Axle & Manufacturing Holdings, Inc. (b)	313,972
25,200	Standard Motor Products, Inc. (b)	378,756
		692,728
	Banks - 0.80%
46,155	Signature Bank (a) (b)	1,573,886
	Biotechnology - 1.39%
5,800	Kendle International, Inc. (a)	213,266
86,145	Keryx Biopharmaceuticals, Inc. (a) (b)	841,637
54,875	Lifecell Corp. (a) (b)	1,675,882
		2,730,785
	Building Products - 0.12%
10,600	Goodman Global, Inc. (a) (b)	235,532
	Capital Markets - 2.15%
25,040	Affiliated Managers Group, Inc. (a) (b)	3,224,150
13,699	GFI Group Inc. (a) (b)	992,904
		4,217,054
	Chemicals - 3.55%
13,600	Ashland, Inc.	869,720
50,600	Celanese Corp. (b)	1,962,268
28,900	CF Industries Holdings, Inc.	1,730,821
18,400	Headwaters, Inc. (a) (b)	317,768
9,500	Lubrizol Corp.	613,225
28,100	OM Group, Inc. (a)	1,487,052
		6,980,854
	Commercial Services & Supplies - 6.21%
13,700	Dun & Bradstreet Corp.	1,410,826
12,500	First Advantage Corp. (a)	287,625
24,212	FTI Consulting, Inc. (a) (b)	920,782
20,100	Heidrick & Struggles International, Inc. (a) (b)	1,029,924
95,889	InnerWorkings, Inc. (a) (b)	1,536,142
7,228	ITT Educational Services, Inc. (a)	848,422
24,269	Kenexa Corp. (a) (b)	915,184
25,840	Sotheby's Holdings (b)	1,189,157
12,280	Strayer Education, Inc. (b)	1,617,399
75,504	TeleTech Holdings, Inc. (a) (b)	2,452,370
		12,207,831
	Communications Equipment - 3.93%
28,200	Belden CDT, Inc.	1,560,870
15,921	CommScope, Inc. (a) (b)	928,990
111,700	Comtech Group, Inc. (a) (b)	1,844,167
16,570	F5 Networks, Inc. (a) (b)	1,335,542
7,100	Interdigital Communications Corp. (a) (b)	228,407
13,300	NICE Systems Ltd. - ADR (a) (b)	462,042
49,394	Opnext, Inc. (a)	653,977
12,465	Riverbed Technology, Inc. (a) (b)	546,216
10,663	Starent Networks Corp. (a) (b)	156,746
		7,716,957
	Computers & Peripherals - 0.59%
44,463	Novatel Wireless, Inc. (a)	1,156,927
	Construction & Engineering - 2.21%
17,600	EMCOR Group, Inc. (a)	1,283,040
9,400	Jacobs Engineering Group, Inc. (a)	540,594
11,300	Perini Corp. (a)	695,289
24,828	Quanta Services, Inc. (a) (b)	761,475
21,800	URS Corp. (a) (b)	1,058,390
		4,338,788
	Containers & Packaging - 0.10%
5,600	AptarGroup, Inc.	199,136
	Diversified Consumer Services - 0.72%
30,700	Capella Education Company (a)	1,413,121
	Diversified Financial Services - 2.38%
27,100	The First Marblehead Corp. (b)	1,047,144
20,440	Huron Consulting Group, Inc. (a) (b)	1,492,325
16,978	Nymex Holdings, Inc. (b)	2,132,946
		4,672,415
	Diversified Telecommunication Services - 1.49%
24,850	Cbeyond Communications, Inc. (a) (b)	956,973
11,700	Consolidated Communications Holdings, Inc. (b)	264,420
85,165	Time Warner Telecom, Inc. (a) (b)	1,711,817
		2,933,210
	Electrical Equipment - 3.29%
39,680	Energy Conversion Devices, Inc. (a) (b)	1,222,938
71,770	Evergreen Solar, Inc. (a) (b)	667,461
29,870	General Cable Corp. (a) (b)	2,262,652
28,800	Thomas & Betts Corp. (a)	1,670,400
12,100	Woodward Governor Co. (b)	649,407
		6,472,858
	Electronic Equipment & Instruments - 1.06%
10,400	Electro Scientific Industries, Inc. (a)	216,320
23,970	Itron, Inc. (a) (b)	1,868,222
		2,084,542
	Energy Equipment & Services - 4.56%
52,585	Cal Dive International, Inc. (a) (b)	874,489
105,720	Dresser-Rand Group, Inc. (a)	4,175,940
21,300	Input/Output, Inc. (a) (b)	332,493
26,200	Parker Drilling Co. (a)	276,148
41,400	Pride International, Inc. (a) (b)	1,550,844
11,800	Unit Corp. (a) (b)	742,338
16,475	W-H Energy Services, Inc. (a) (b)	1,019,967
		8,972,219
	Food Products - 0.51%
3,900	The JM Smucker Co. (b)	248,274
67,445	SunOpta, Inc. (a) (b)	752,012
		1,000,286
	Gas Utilities - 0.58%
9,300	Northwest Natural Gas Co.	429,567
15,000	Suburban Propane Partners LP	718,050
		1,147,617
	Health Care Equipment & Supplies - 3.31%
113,635	Conceptus, Inc. (a) (b)	2,201,110
10,900	Greatbatch, Inc. (a) (b)	353,160
33,840	Illumina, Inc. (a) (b)	1,373,566
13,100	Immucor, Inc. (a) (b)	366,407
10,195	Intuitive Surgical, Inc. (a) (b)	1,414,760
6,900	Mentor Corp. (b)	280,692
23,300	Zoll Medical Corp. (a)	519,823
		6,509,518
	Health Care Providers & Services - 5.43%
24,235	The Advisory Board Co. (a)	1,346,497
42,900	Apria Healthcare Group, Inc. (a)	1,234,233
14,800	Chemed Corp. (b)	981,092
9,200	Coventry Health Care, Inc. (a)	530,380
22,200	DaVita, Inc. (a)	1,196,136
12,100	LifePoint Hospitals, Inc. (a) (b)	468,028
9,000	Pediatrix Medical Group, Inc. (a)	496,350
60,825	Psychiatric Solutions, Inc. (a) (b)	2,205,514
54,485	Radiation Therapy Services, Inc. (a) (b)	1,435,135
49,910	Skilled Healthcare Group, Inc. (a)	774,104
		10,667,469
	Hotels, Restaurants & Leisure - 2.80%
16,000	Jack in the Box, Inc. (a)	1,135,040
107,453	Pinnacle Entertainment, Inc. (a)	3,024,802
36,200	Wendy's International, Inc.	1,330,350
		5,490,192
	Household Durables - 1.41%
8,900	Snap-On, Inc.	449,539
26,700	Tempur-Pedic International, Inc. (b)	691,530
56,700	Tupperware Brands Corp. (b)	1,629,558
		2,770,627
	Industrial Conglomerates - 0.69%
16,500	Teleflex, Inc. (b)	1,349,370
	Insurance - 0.62%
10,700	Hilb Rogal & Hobbs Co. (b)	458,602
23,300	WR Berkley Corp.	758,182
		1,216,784
	Internet & Catalog Retail - 0.71%
13,030	Blue Nile, Inc. (a) (b)	787,012
26,761	GSI Commerce, Inc. (a) (b)	607,742
		1,394,754
	Internet Software & Services - 5.21%
37,150	Akamai Technologies, Inc. (a) (b)	1,806,976
14,600	Blue Coat Systems, Inc. (a)	722,992
74,200	DealerTrack Holdings, Inc. (a) (b)	2,733,528
12,905	Equinix, Inc. (a) (b)	1,180,420
36,900	Interwoven, Inc. (a)	518,076
69,790	Omniture, Inc. (a) (b)	1,599,587
34,500	S1 Corp. (a) (b)	275,655
73,326	Switch & Data Facilities Co. (a)	1,407,126
		10,244,360
	IT Services - 1.08%
13,200	Convergys Corp. (a)	319,968
22,564	Syntel, Inc. (b)	685,720
31,785	Verifone Holdings, Inc. (a) (b)	1,120,421
		2,126,109
	Leisure Equipment & Products - 0.50%
31,700	Marvel Entertainment, Inc. (a) (b)	807,716
4,200	RC2 Corp. (a) (b)	168,042
		975,758
	Machinery - 0.27%
5,700	Gardner Denver, Inc. (a)	242,535
5,600	Robbins & Myers, Inc.	297,528
		540,063
	Media - 2.60%
15,900	Dreamworks Animation Skg, Inc. (a) (b)	458,556
32,780	Focus Media Holding Ltd. - ADR (a) (b)	1,655,390
22,000	Interactive Data Corp.	589,160
21,400	Meredith Corp. (b)	1,318,240
77,200	Sinclair Broadcast Group, Inc. (b)	1,097,784
		5,119,130
	Metals & Mining - 2.63%
7,400	Alliance Resource Partners L.P.	310,060
5,700	Brush Engineered Materials, Inc. (a) (b)	239,343
15,600	Cleveland-Cliffs, Inc. (b)	1,211,652
32,400	GrafTech International Ltd. (a)	545,616
9,700	Metal Management, Inc.	427,479
23,700	Ryerson Tull, Inc. (b)	892,305
70,200	USEC, Inc. (a) (b)	1,542,996
		5,169,451
	Multiline Retail - 1.47%
46,900	Big Lots, Inc. (a) (b)	1,379,798
13,300	Dollar Tree Stores, Inc. (a)	579,215
27,400	Family Dollar Stores, Inc. (b)	940,368
		2,899,381
	Oil & Gas - 2.53%
11,284	Arena Resources, Inc. (a) (b)	655,713
33,270	ATP Oil & Gas Corp. (a) (b)	1,618,253
10,100	Boardwalk Pipeline Partners LP	358,348
4,400	Buckeye Partners L P	225,808
3,200	Oneok Partners L.P.	219,040
61,785	Parallel Petroleum Corp. (a)	1,353,092
25,000	Rosetta Resources, Inc. (a)	538,500
		4,968,754
	Personal Products - 1.31%
41,209	Bare Escentuals, Inc. (a)	1,407,287
7,600	Chattem, Inc. (a) (b)	481,688
16,000	NBTY, Inc. (a)	691,200
		2,580,175
	Pharmaceuticals - 2.41%
45,700	King Pharmaceuticals, Inc. (a)	935,022
21,970	Medicis Pharmaceutical (b)	670,964
25,145	Shire PLC - ADR	1,863,999
39,860	Theravance, Inc. (a) (b)	1,275,520
		4,745,505
	Real Estate - 1.16%
43,020	CB Richard Ellis Group, Inc. (a) (b)	1,570,230
6,300	Jones Lang LaSalle, Inc. (b)	715,050
		2,285,280
	Semiconductor & Semiconductor Equipment - 4.43%
84,000	Amkor Technology, Inc. (a) (b)	1,323,000
26,010	Atheros Communications, Inc. (a) (b)	802,148
35,000	Atmel Corp. (a)	194,600
70,000	Brooks Automation, Inc. (a) (b)	1,270,500
36,900	Lattice Semiconductor Corp. (a) (b)	211,068
43,555	NetLogic Microsystems, Inc. (a) (b)	1,386,791
13,050	Novellus Systems, Inc. (a) (b)	370,229
30,400	PMC - Sierra, Inc. (a) (b)	234,992
18,400	Sigma Designs, Inc. (a) (b)	480,056
60,155	Tessera Technologies, Inc. (a) (b)	2,439,285
		8,712,669
	Software - 5.64%
62,555	Activision, Inc. (a)	1,167,902
37,425	Blackboard, Inc. (a) (b)	1,576,341
71,860	Commvault Systems, Inc. (a) (b)	1,241,022
14,100	MicroStrategy, Inc. (a) (b)	1,332,309
66,930	Nuance Communications, Inc. (a) (b)	1,119,739
113,168	Opsware, Inc. (a) (b)	1,076,228
23,400	Progress Software Corp. (a)	743,886
43,305	THQ, Inc. (a) (b)	1,321,668
32,200	TIBCO Software, Inc. (a) (b)	291,410
41,960	Ultimate Software Group, Inc. (a) (b)	1,213,903
		11,084,408
	Specialty Retail - 5.44%
36,700	Aeropostale, Inc. (a) (b)	1,529,656
53,137	GameStop Corp. - Class A (a)	2,077,657
14,830	Guess?, Inc. (b)	712,433
26,473	Hibbett Sports, Inc. (a) (b)	724,831
25,400	Jo-Ann Stores, Inc. (a)	722,122
21,400	Maidenform Brands, Inc. (a)	425,004
18,200	Payless Shoesource, Inc. (a)	574,210
78,600	PEP Boys (b)	1,584,576
65,515	Urban Outfitters, Inc. (a)	1,574,325
20,524	Zumiez, Inc. (a) (b)	775,397
		10,700,211
	Textiles, Apparel & Luxury Goods - 1.11%
14,000	Deckers Outdoor Corp. (a)	1,412,600
97,100	Hartmarx Corp. (a)	773,887
		2,186,487
	Trading Companies & Distributors - 0.23%
8,200	Watsco, Inc.	446,080
	Wireless - 1.88%
30,005	MetroPCS Communications, Inc. (a)	991,365
88,700	Premiere Global Services, Inc. (a)	1,154,874
46,400	SBA Communications Corp. - Class A (a) (b)	1,558,576
		3,704,815

	TOTAL COMMON STOCKS (Cost $163,528,090)	190,605,797

	INVESTMENT COMPANIES - 0.35%
	Investment Companies - 0.35%
27,600	KKR Financial Holdings LLC	687,516

	TOTAL INVESTMENT COMPANIES (Cost $741,284)	687,516

	REAL ESTATE INVESTMENT TRUSTS - 1.74%
	Real Estate Investment Trusts - 1.74%
27,300	Apartment Investment & Management Co. (b)	1,376,466
5,600	Hospitality Properties Trust (b)	232,344
10,900	iStar Financial, Inc.	483,197
4,800	Mack-Cali Realty Corp.	208,752
11,100	Nationwide Health Properties, Inc. (b)	301,920
8,100	Newcastle Investment Corp. (b)	203,067
15,500	NorthStar Realty Finance Corp. (b)	193,905
8,600	Redwood Trust, Inc. (b)	416,068
		3,415,719

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,868,255)	3,415,719

	SHORT TERM INVESTMENTS - 0.44%
	Money Market Funds - 0.44%
854,426	Federated Prime Obligations Fund
	5.22%, 01/01/2050	854,426

	TOTAL SHORT TERM INVESTMENTS (Cost $854,426)	854,426

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 40.56%
	COMMERCIAL PAPER - 12.50%
$3,887,920	Chesham Finance LLC, 5.40%, 07/02/07 (c)	3,886,171
248,165	Concord Minutemen Capital Co., 5.31%, 07/03/07 (c) (d)	248,165
3,581,850	Concord Minutemen Capital Co., 5.31%, 07/09/07 (c) (d)	3,581,850
2,895,260	Duke Funding, 5.37%, 07/25/07 (c)	2,883,212
3,887,920	Fenway Funding LLC, 5.50%, 07/02/07 (c)	3,886,138
3,019,342	Laguna Corp., 5.36%, 08/02/07 (c)	3,003,249
3,722,477	Ocala Funding, 5.41%, 07/31/07 (c)	3,704,675
496,330	Ocala Funding, 5.36%, 08/14/07 (c)	489,912
2,895,260	Valcour Bay Capital LLC, 5.34%, 07/13/07 (c)	2,882,424

	TOTAL COMMERCIAL PAPER (Cost $24,565,796)	24,565,796

	CORPORATE BONDS AND NOTES - 0.92%
827,217	Bayerische Landesbank, 5.38%, 12/24/15	827,217
992,660	Metlife Global, 5.43%, 04/28/08	992,660

	TOTAL CORPORATE BONDS AND NOTES (Cost $1,819,877)	1,819,877

	CORPORATE PAYDOWN SECURITIES - 0.42%
827,217	Duke Funding, 5.42%, 04/08/07 (c)	827,217

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $827,217)	827,217
Shares
	MUTUAL FUNDS - 0.63%
1,241,171	AIM STIT-Liquid Assets Portfolio	1,241,171

	TOTAL MUTUAL FUNDS (Cost $1,241,171)	1,241,171

Principal Amount
	REPURCHASE AGREEMENTS - 26.09%
$6,204,128	Citigroup Global Repurchase Agreement, 5.46%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $6,623,175, 7.46% to 13.24%, 05/01/11 to 08/15/18)	6,204,128
24,816,511	Greenwich Capital Repurchase Agreement, 5.41%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $24,955,594, 0.00% to 0.01%, 08/15/07 to 05/25/43)	24,816,511
7,114,066	Morgan Stanley Repurchase Agreement, 5.44%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $7,256,348, 3.50% to 5.50%, 03/25/23 to 12/25/34)	7,114,066
9,926,605	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $10,414,691, 0.00%, 05/25/36 to 12/25/44)	9,926,605
3,226,146	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $3,388,094, 0.00% to 5.80%, 01/12/09 to 12/13/41)	3,226,146

	TOTAL REPURCHASE AGREEMENTS (Cost $51,287,456)	51,287,456

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $79,741,517)	79,741,517

	Total Investments (Cost $248,733,572) - 140.04%	275,304,975
	Liabilities in Excess of Other Assets - (40.04)%	(78,716,305)
	TOTAL NET ASSETS - 100.00%	$196,588,670

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $25,393,013, which represents 12.92% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2007.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$248,733,572
	Gross unrealized appreciation	30,745,289
	Gross unrealized depreciation	(4,173,886)
	Net unrealized appreciation	$26,571,403

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2007
AssetMark Small Mid Cap Value
(Unaudited)

Shares		Value
	COMMON STOCKS - 90.71%
	Airlines - 1.10%
50,300	Alaska Air Group, Inc. (a) (b)	$1,401,358
	Auto Components - 3.28%
34,600	Autoliv, Inc.	1,967,702
112,500	Gentex Corp. (b)	2,215,125
		4,182,827
	Beverages - 0.96%
13,200	Molson Coors Brewing Co. (b)	1,220,472
	Capital Markets - 3.54%
17,100	ACA Capital Holdings, Inc. (a) (b)	203,490
41,960	Ameriprise Financial, Inc.	2,667,397
223,200	LaBranche & Co, Inc. (a) (b)	1,647,216
		4,518,103
	Chemicals - 4.35%
75,150	Ashland, Inc.	4,805,843
12,460	CF Industries Holdings, Inc.	746,229
		5,552,072
	Commercial Banks - 6.31%
12,000	BancFirst Corp.	513,840
6,100	BankFinancial Corp. (b)	94,245
9,000	BOK Financial Corp.	480,780
6,100	Boston Private Financial Holdings, Inc. (b)	163,907
24,000	Central Pacific Financial Corp. (b)	792,240
128,200	Investors Bancorp, Inc. (a) (b)	1,721,726
125,700	Irwin Financial Corp.	1,881,729
11,400	Provident Bankshares Corp. (b)	373,692
55,000	UMB Financial Corp.	2,027,850
		8,050,009
	Commercial Services & Supplies - 3.92%
74,200	ACCO Brands Corp. (a) (b)	1,710,310
164,500	Allied Waste Industries, Inc. (a) (b)	2,214,170
35,600	Waste Connections, Inc. (a)	1,076,544
		5,001,024
	Computers & Peripherals - 0.40%
23,700	Emulex Corp. (a)	517,608
	Construction & Engineering - 0.48%
8,400	EMCOR Group, Inc. (a)	612,360
	Containers & Packaging - 1.02%
21,200	Temple-Inland, Inc.	1,304,436
	Diversified Financial Services - 3.67%
38,970	CIT Group, Inc.	2,136,725
72,350	Leucadia National Corp. (b)	2,550,338
		4,687,063
	Diversified Telecommunication Services - 1.82%
36,580	Embarq Corp.	2,318,075
	Electric Utilities - 3.16%
100,540	Centerpoint Energy, Inc. (b)	1,749,396
75,100	El Paso Electric Co. (a)	1,844,456
16,100	Portland General Electric Co. (b)	441,784
		4,035,636
	Electrical Equipment - 1.41%
33,100	Hubbell, Inc. (b)	1,794,682
	Electronic Equipment & Instruments - 3.11%
5,200	Arrow Electronics, Inc. (a) (b)	199,836
67,900	Ingram Micro, Inc. (a)	1,474,109
145,100	Vishay Intertechnology, Inc. (a)	2,295,482
		3,969,427
	Food & Staples Retailing - 2.53%
37,170	Longs Drug Stores Corp.	1,952,168
43,630	Winn Dixie Stores, Inc. (a) (b)	1,278,359
		3,230,527
	Health Care Equipment & Supplies - 0.67%
13,200	Hillenbrand Industries, Inc.	858,000
	Hotels, Restaurants & Leisure - 7.85%
26,900	Boyd Gaming Corp.	1,323,211
53,750	Gaylord Entertainment Co. (a) (b)	2,883,150
5,100	Great Wolf Resorts, Inc. (a) (b)	72,675
22,800	International Speedway Corp. - Class A	1,201,788
39,700	Pinnacle Entertainment, Inc. (a)	1,117,555
136,070	Triarc Companies, Inc. (b)	2,136,299
21,150	Vail Resorts, Inc. (a)	1,287,400
		10,022,078
	Household Durables - 1.52%
40,130	MDC Holdings, Inc. (b)	1,940,687
	Insurance - 6.08%
20,950	LandAmerica Financial Group, Inc. (b)	2,021,466
113,850	Old Republic International Corp.	2,420,451
14,300	Philadelphia Consolidated Holding Co. (a)	597,740
9,800	Transatlantic Holdings, Inc.	697,074
3,350	White Mountains Insurance Group Ltd.	2,030,167
		7,766,898
	Internet Software & Services - 0.57%
90,400	S1 Corp. (a) (b)	722,296
	IT Services - 0.46%
24,300	Convergys Corp. (a)	589,032
	Media - 1.83%
101,460	Discovery Holding Co. (a)	2,332,565
	Multiline Retail - 4.51%
62,100	Big Lots, Inc. (a) (b)	1,826,982
36,500	Dillard's, Inc. (b)	1,311,445
36,200	Family Dollar Stores, Inc. (b)	1,242,384
15,690	J.C. Penney Co., Inc. (b)	1,135,642
11,100	Saks, Inc. (b)	236,985
		5,753,438
	Multi-Utilities - 3.28%
369,710	Aquila, Inc. (a) (b)	1,512,114
97,300	Energy East Corp. (b)	2,538,557
2,700	Oneok, Inc.	136,107
		4,186,778
	Oil & Gas - 5.36%
51,810	CNX Gas Corp. (a) (b)	1,585,386
34,100	Denbury Resources, Inc. (a)	1,278,750
20,010	Plains All American Pipeline, L.P.	1,273,637
28,270	Plains Exploration & Production Co. (a)	1,351,589
30,380	Quicksilver Resources, Inc. (a) (b)	1,354,340
		6,843,702
	Paper & Forest Products - 3.40%
132,400	Buckeye Technologies, Inc. (a)	2,048,228
106,620	Louisiana-Pacific Corp. (b)	2,017,250
26,900	Mercer International, Inc. (a) (b)	274,380
		4,339,858
	Pharmaceuticals - 2.22%
10,100	Par Pharmaceutical Cos., Inc. (a) (b)	285,123
78,500	Watson Pharmaceuticals, Inc. (a)	2,553,605
		2,838,728
	Semiconductor & Semiconductor Equipment - 2.25%
41,900	Integrated Device Technology, Inc. (a) (b)	639,813
128,000	Lattice Semiconductor Corp. (a) (b)	732,160
31,000	Photronics, Inc. (a)	461,280
140,900	Skyworks Solutions, Inc. (a)	1,035,615
		2,868,868
	Software - 3.08%
125,600	Compuware Corp. (a) (b)	1,489,616
12,300	Fair Isaac Corp.	493,476
84,700	Lawson Software, Inc. (a) (b)	837,683
68,700	Mentor Graphics Corp. (a) (b)	904,779
9,500	Parametric Technology Corp. (a) (b)	205,295
		3,930,849
	Specialty Retail - 1.03%
28,600	The Pantry Inc. (a)	1,318,460
	Thrifts & Mortgage Finance - 5.54%
49,180	Capitol Federal Financial (b)	1,815,725
137,430	Hudson City Bancorp, Inc. (b)	1,679,395
2,000	ITLA Capital Corp. (b)	104,240
19,350	MGIC Investment Corp. (b)	1,100,241
1,400	The PMI Group, Inc. (b)	62,538
103,590	TFS Financial Corp. (a)	1,195,429
26,200	Webster Financial Corp.	1,117,954
		7,075,522

	TOTAL COMMON STOCKS (Cost $108,528,046)	115,783,438

	INVESTMENT COMPANIES - 1.67%
	Investment Companies - 1.67%
99,100	Apollo Investment Corp. (b)	2,132,632

	TOTAL INVESTMENT COMPANIES (Cost $1,829,785)	2,132,632

	REAL ESTATE INVESTMENT TRUSTS - 6.91%
	Real Estate Investment Trusts - 6.91%
23,500	American Home Mortgage Investment Corp. (b)	431,930
40,900	Apartment Investment & Management Co. (b)	2,062,178
44,200	Brandywine Realty Trust (b)	1,263,236
35,300	Duke Realty Corp. (b)	1,259,151
61,140	Plum Creek Timber Co., Inc. (b)	2,547,092
10,100	SL Green Realty Corp. (b)	1,251,289
		8,814,876

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,065,709)	8,814,876

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 37.82%
	COMMERCIAL PAPER - 11.65%
$2,353,485	Chesham Finance LLC, 5.40%, 07/02/07 (c)	2,352,426
150,222	Concord Minutemen Capital Co., 5.31%, 07/03/07 (c) (d)	150,222
2,168,211	Concord Minutemen Capital Co., 5.31%, 07/09/07 (c) (d)	2,168,211
1,752,595	Duke Funding, 5.37%, 07/25/07 (c)	1,745,303
2,353,485	Fenway Funding LLC, 5.50%, 07/02/07 (c)	2,352,406
1,827,707	Laguna Corp., 5.36%, 08/02/07 (c)	1,817,965
2,253,337	Ocala Funding, 5.41%, 07/31/07 (c)	2,242,561
300,445	Ocala Funding, 5.36%, 08/14/07 (c)	296,560
1,752,595	Valcour Bay Capital LLC, 5.34%, 07/13/07 (c)	1,744,825

	TOTAL COMMERCIAL PAPER (Cost $14,870,479)	14,870,479

	CORPORATE BONDS AND NOTES - 0.86%
500,742	Bayerische Landesbank, 5.38%, 12/24/15	500,742
600,890	Metlife Global, 5.43%, 04/28/08	600,890

	TOTAL CORPORATE BONDS AND NOTES (Cost $1,101,632)	1,101,632

	CORPORATE PAYDOWN SECURITIES - 0.39%
500,742	Duke Funding, 5.42%, 04/08/07 (c)	500,742

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $500,742)	500,742
Shares
	MUTUAL FUNDS - 0.59%
751,321	AIM STIT-Liquid Assets Portfolio	751,321

	TOTAL MUTUAL FUNDS (Cost $751,321)	751,321

Principal Amount
	REPURCHASE AGREEMENTS - 24.33%
$3,755,561	Citigroup Global Repurchase Agreement, 5.46%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $4,009,224, 7.46% to 13.24%, 05/01/11 to 08/15/18)	3,755,561
15,022,245	Greenwich Capital Repurchase Agreement, 5.41%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $15,106,437, 0.00% to 0.01%, 08/15/07 to 05/25/43)	15,022,245
4,306,377	Morgan Stanley Repurchase Agreement, 5.44%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $4,392,505, 3.50% to 5.50%, 03/25/23 to 12/25/34)	4,306,377
6,008,898	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $6,304,353, 0.00%, 05/25/36 to 12/25/44)	6,008,898
1,952,892	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,050,924, 0.00% to 5.80%, 01/12/09 to 12/13/41)	1,952,892

	TOTAL REPURCHASE AGREEMENTS (Cost $31,045,973)	31,045,973

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $48,270,147)	48,270,147

	Total Investments (Cost $168,693,687) - 137.11%	175,001,093
	Liabilities in Excess of Other Assets - (37.11)%	(47,367,235)
	TOTAL NET ASSETS - 100.00%	$127,633,858

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $15,371,221, which represents 12.04% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2007.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$168,693,687
	Gross unrealized appreciation	11,601,826
	Gross unrealized depreciation	(5,294,420)
	Net unrealized appreciation	$6,307,406

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2007
AssetMark International Equity
(Unaudited)

Shares		Value
	COMMON STOCKS - 95.37%
	Australia - 1.68%
1,100,800	AXA Asia Pacific Holdings	$6,921,200
3,416,646	Boart Longyear Group (a)	6,459,509
		13,380,709
	Austria - 1.48%
69,700	CA Immobilien Anlagen AG (a)	2,051,154
93,650	Wiener Staedtische Allgemeine Versicher AG (a)	6,674,031
81,600	Zumtobel AG (a)	3,037,259
		11,762,444
	Belgium - 0.67%
126,000	Fortis - ADR (b)	5,362,031
	Brazil - 1.98%
110,200	Gafisa SA - ADR (a) (b)	3,438,240
102,100	Petroleo Brasileiro SA - ADR	12,381,667
		15,819,907
	Denmark - 0.59%
43,350	Novo-Nordisk A/S - Class B	4,715,404
	France - 11.05%
107,800	Accor SA	9,529,604
37,900	Alstom (a)	6,319,928
94,500	AXA	4,062,145
328,800	AXA - ADR (b)	14,151,552
150,700	BNP Paribas SA - ADR (b)	8,991,847
26,100	BNP Paribas SA	3,100,252
67,300	Lafarge SA	12,265,623
54,900	PPR SA	9,576,493
70,400	Saint-Gobain SA	7,886,392
40,900	Societe Generale	7,577,888
60,400	Zodiac SA	4,640,385
		88,102,109
	Germany - 13.56%
128,800	Adidas-Salomon AG	8,213,830
95,200	Bayer AG	7,171,063
203,800	Commerzbank AG	9,720,385
42,700	DaimlerChrysler AG	3,930,681
21,700	Deutsche Bank AG - ADR (b)	3,140,858
19,300	Deutsche Bank AG	2,793,244
63,600	Hypo Real Estate Holding AG	4,110,508
88,250	Linde AG	10,617,720
70,400	Merck KGaA	9,632,117
94,000	Metro AG	7,769,240
78,600	RWE AG	8,337,904
21,300	RWE AG - ADR	2,258,471
192,400	SAP AG	9,836,855
113,100	Siemens AG	16,196,111
147,100	Symrise AG (a)	4,371,139
		108,100,126
	Greece - 2.72%
185,500	Hellenic Exchanges SA	4,840,913
207,880	National Bank of Greece SA	11,836,580
141,700	OPAP SA	5,006,725
		21,684,218
	Hong Kong - 0.79%
1,820,000	Hang Lung Properties Ltd.	6,284,335
	Indonesia - 0.55%
6,836,000	Bank Rakyat Indonesia	4,353,595
	Ireland (Republic of) - 1.47%
236,300	CRH PLC	11,677,757
	Israel - 0.75%
145,800	Teva Pharmaceutical Industries, Ltd. - ADR (b)	6,014,250
	Italy - 3.44%
693,200	Banca Intesa SpA	5,168,318
49,500	ENI SpA	1,794,742
69,200	ENI SpA - ADR (b)	5,006,620
1,733,000	Unicredito Italiano SpA	15,478,470
		27,448,150
	Japan - 20.05%
118,300	Canon, Inc.	6,937,463
961	East Japan Railway	7,404,708
27,500	FANUC Ltd.	2,838,367
1,343,900	The Fuji Fire & Marine Insurance Company Ltd.	5,371,331
375,100	Higo Bank	2,585,838
66,200	Hogy Medical Co.	2,958,560
121,700	Honda Motor Co. Ltd.	4,419,201
1,294,000	Isuzu Motors	6,995,671
1,140	Japan Tobacco, Inc.	5,619,341
1,015,200	Mitsubishi Tokyo Financial Group, Inc. - ADR (b)	11,187,504
428,000	Mitsui & Co. Ltd.	8,541,598
33,100	Nintendo Co. Ltd.	12,076,317
551,500	Nippon Electric Glass Co. Ltd.	9,723,410
500,000	Nomura Holdings, Inc.	9,711,681
724,600	NSK Ltd.	7,491,219
34,900	ORIX Corp.	9,199,194
723	Osaka Securities Exchange Co., Ltd.	3,333,491
36,700	SMC Corp.	4,878,324
102,000	Sony Corp.	5,235,838
89,200	T&D Holdings, Inc.	6,024,023
587,200	TAIYO NIPPON SANSO CORPORATION	4,540,284
58,900	Toyota Motor Corp. - ADR (a)	7,414,332
146,800	Yamada Denki Co. Ltd.	15,331,396
		159,819,091
	Luxembourg - 1.05%
94,700	Acergy SA	2,131,953
67,800	Millicom International Cellular SA (a) (b)	6,213,192
		8,345,145
	Mexico - 0.57%
163,600	Grupo Televisa SA - ADR	4,516,996
	Netherlands - 2.02%
177,500	ING Groep NV	7,812,452
498,300	Royal KPN NV	8,267,193
		16,079,645
	New Zealand - 1.07%
891,488	Fletcher Building Limited	8,490,964
	Norway - 2.99%
459,200	Prosafe ASA (a)	7,342,577
415,500	Statoil ASA	12,891,216
230,570	Storebrand ASA	3,571,583
		23,805,376
	Philippines - 0.65%
436,800	Ayala Corp. (a)	5,150,608
	Russia - 0.48%
28,450	RAO Unified Energy System of Russia (a)	3,839,510
	Sweden - 3.59%
106,900	ForeningsSparbank AB	3,861,815
256,900	Sandvik AB - ADR	5,207,543
44,000	Sandvik AB (a)	886,761
137,000	SKF AB - B Shares (a)	2,866,458
267,100	SKF AB - ADR (a) (b)	5,628,518
2,548,000	Telefonaktiebolaget LM Ericsson	10,163,700
		28,614,795
	Switzerland - 7.85%
98,600	Credit Suisse Group	6,999,720
67,150	Julius Baer Holding Ltd. (a)	4,804,566
40,050	Nestle SA	15,217,940
19,200	Nobel Biocare Holding AG	6,267,478
35,400	Roche Holding AG	6,272,405
59,600	Roche Holding Ltd. - ADR	5,286,001
8,700	SGS SA	10,287,452
123,700	UBS AG (a)	7,397,794
		62,533,356
	United Kingdom - 14.32%
248,923	3i Group PLC (a)	5,794,333
53,000	BG Group PLC - ADR (b)	4,334,870
1,166,700	BP PLC	14,038,104
422,200	Cadbury Schweppes plc	5,730,276
772,300	Centrica PLC (a)	6,000,214
745,800	Compass Group PLC	5,149,773
223,300	Experian Group Ltd (a)	2,810,145
414,000	HBOS Plc	8,143,098
1,079,000	Renovo Group PLC (a)	4,360,084
549,900	Royal Bank of Scotland Group PLC	6,958,152
1,373,780	Sage Group PLC	6,436,343
1,200,800	Tesco PLC	10,046,732
180,000	Tesco PLC - ADR (b)	4,534,128
318,680	Unilever PLC (a)	10,290,131
5,806,300	Vodafone Group PLC (a)	19,455,811
		114,082,194

	TOTAL COMMON STOCKS (Cost $629,742,033)	759,982,715

	PREFERRED STOCKS - 1.92%
	Brazil - 0.39%
70,600	Banco Itau Holding Financeira SA (b)	3,137,464
	Germany - 1.53%
119,550	Fresenius AG	9,100,339
1,720	Porsche AG	3,069,853
		12,170,192

	TOTAL PREFERRED STOCKS (Cost $12,466,324)	15,307,656

	SHORT TERM INVESTMENTS - 2.71%
	Money Market Funds - 2.71%
21,623,464	Federated Prime Obligations Fund
	5.22%, 01/01/2050	21,623,464

	TOTAL SHORT TERM INVESTMENTS (Cost $21,623,464)	21,623,464

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.12%
	COMMERCIAL PAPER - 1.89%
$2,380,095	Chesham Finance LLC, 5.40%, 07/02/07 (c)	2,379,023
151,921	Concord Minutemen Capital Co., 5.31%, 07/03/07 (c) (d)	151,921
2,192,725	Concord Minutemen Capital Co., 5.31%, 07/09/07 (c) (d)	2,192,725
1,772,410	Duke Funding, 5.37%, 07/25/07 (c)	1,765,036
2,380,095	Fenway Funding LLC, 5.50%, 07/02/07 (c)	2,379,004
1,848,371	Laguna Corp., 5.36%, 08/02/07 (c)	1,838,519
2,278,814	Ocala Funding, 5.41%, 07/31/07 (c)	2,267,916
303,842	Ocala Funding, 5.36%, 08/14/07 (c)	299,913
1,772,410	Valcour Bay Capital LLC, 5.34%, 07/13/07 (c)	1,764,553

	TOTAL COMMERCIAL PAPER (Cost $15,038,610)	15,038,610

	CORPORATE BONDS AND NOTES - 0.14%
506,403	Bayerische Landesbank, 5.38%, 12/24/15	506,403
607,684	Metlife Global, 5.43%, 04/28/08	607,684

	TOTAL CORPORATE BONDS AND NOTES (Cost $1,114,087)	1,114,087

	CORPORATE PAYDOWN SECURITIES - 0.06%
506,403	Duke Funding, 5.42%, 04/08/07 (c)	506,403

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $506,403)	506,403
Shares
	MUTUAL FUNDS - 0.09%
759,816	AIM STIT-Liquid Assets Portfolio	759,816

	TOTAL MUTUAL FUNDS (Cost $759,816)	759,816

Principal Amount
	REPURCHASE AGREEMENTS - 3.94%
$3,798,023	Citigroup Global Repurchase Agreement, 5.46%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $4,054,554, 7.46% to 13.24%, 05/01/11 to 08/15/18)	3,798,023
15,192,093	Greenwich Capital Repurchase Agreement, 5.41%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $15,277,236, 0.00% to 0.01%, 08/15/07 to 05/25/43)	15,192,093
4,355,067	Morgan Stanley Repurchase Agreement, 5.44%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $4,442,168, 3.50% to 5.50%, 03/25/23 to 12/25/34)	4,355,067
6,076,837	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $6,375,632, 0.00%, 05/25/36 to 12/25/44)	6,076,837
1,974,972	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,074,112, 0.00% to 5.80%, 01/12/09 to 12/13/41)	1,974,972

	TOTAL REPURCHASE AGREEMENTS (Cost $31,396,992)	31,396,992

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $48,815,908)	48,815,908

	Total Investments (Cost $712,647,729) - 106.12%	845,729,743
	Liabilities in Excess of Other Assets - (6.12)%	(48,806,733)
	TOTAL NET ASSETS - 100.00%	$796,923,010

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $15,545,013, which represents 1.95% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2007.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$712,647,729
	Gross unrealized appreciation	140,237,114
	Gross unrealized depreciation	(7,155,100)
	Net unrealized appreciation	$133,082,014

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2007
AssetMark Real Estate Securities
(Unaudited)

Shares		Value
	COMMON STOCKS - 13.01%
	Apartments - 0.54%
3,700	Home Properties, Inc. (b)	$192,141
4,000	Post Properties, Inc. (b)	208,520
		400,661
	Diversified - 2.56%
3,300	Alexander's, Inc. (a) (b)	1,334,025
6,900	Digital Realty Trust, Inc.	259,992
5,000	Forest City Enterprises, Inc.	307,400
		1,901,417
	Health Care - 1.35%
8,500	Health Care Property Investors, Inc. (b)	245,905
27,800	Nationwide Health Properties, Inc. (b)	756,160
		1,002,065
	Hotels & Motels - 2.58%
25,200	Ashford Hospitality Trust, Inc.	296,352
27,900	Hilton Hotels Corp. (b)	933,813
10,300	Starwood Hotels & Resorts Worldwide, Inc.	690,821
		1,920,986
	Office Property - 4.13%
79,800	Brookfield Properties Co.	1,939,938
45,800	Douglas Emmett, Inc. (b)	1,133,092
		3,073,030
	Shopping Centers - 0.32%
16,500	Cedar Shopping Centers, Inc.	236,775
	Storage - 0.74%
33,500	Extra Space Storage, Inc. (b)	552,750
	Warehouse/Industrial - 0.79%
54,300	DCT Industrial Trust, Inc.	584,268

	TOTAL COMMON STOCKS (Cost $8,141,186)	9,671,952

	REIT STOCKS - 84.85%
	Apartments - 21.23%
10,200	Apartment Investment & Management Co. (b)	514,284
47,007	Archstone-Smith Trust	2,778,584
31,280	AvalonBay Communities, Inc. (b)	3,718,566
23,187	BRE Properties, Inc. (b)	1,374,757
24,804	Camden Property Trust	1,661,124
89,922	Equity Residential (b)	4,103,141
7,894	Essex Property Trust, Inc. (b)	918,072
27,290	UDR, Inc. (b)	717,727
		15,786,255
	Diversified - 9.14%
10,200	iStar Financial, Inc. (b)	452,166
30,485	Liberty Property Trust (b)	1,339,206
8,500	PS Business Parks, Inc.	538,645
8,000	Spirit Finance Corp. (b)	116,480
39,634	Vornado Realty Trust (b)	4,353,399
		6,799,896
	Health Care - 0.16%
4,300	Healthcare Realty Trust, Inc. (b)	119,454
	Hotels & Motels - 2.44%
4,300	Hospitality Properties Trust (b)	178,407
70,700	Host Marriott Corp. (b)	1,634,584
		1,812,991
	Office Property - 16.50%
5,166	Alexandria Real Estate Equities, Inc. (b)	500,172
23,100	BioMed Realty Trust, Inc. (b)	580,272
38,478	Boston Properties, Inc. (b)	3,929,758
30,759	Brandywine Realty Trust (b)	879,092
26,500	Corporate Office Properties Trust (b)	1,086,765
20,500	Highwoods Properties, Inc.	768,750
44,800	HRPT Properties Trust (b)	465,920
22,727	Kilroy Realty Corp.	1,609,981
4,756	Mack-Cali Realty Corp.	206,839
24,300	Maguire Properties, Inc. (b)	834,219
11,351	SL Green Realty Corp. (b)	1,406,275
		12,268,043
	Regional Malls - 17.99%
57,908	General Growth Properties, Inc. (b)	3,066,229
33,924	The Macerich Co. (b)	2,796,016
61,975	Simon Property Group, Inc. (b)	5,766,154
35,300	Taubman Centers, Inc.	1,751,233
		13,379,632
	Shopping Centers - 9.35%
23,275	Acadia Realty Trust	603,986
27,900	Developers Diversified Realty Corp. (b)	1,470,609
24,264	Federal Realty Investment Trust (b)	1,874,637
21,942	Kimco Realty Corp. (b)	835,332
6,400	Kite Realty Group Trust	121,728
25,509	Regency Centers Corp.	1,798,384
6,005	Weingarten Realty Investors	246,806
		6,951,482
	Storage - 2.19%
21,200	Public Storage, Inc.	1,628,584
	Warehouse/Industrial - 5.85%
28,394	AMB Property Corp. (b)	1,511,128
14,500	First Potomac Realty Trust	337,705
43,991	ProLogis	2,503,088
		4,351,921

	TOTAL REIT STOCKS (Cost $37,089,597)	63,098,258

	SHORT TERM INVESTMENTS - 1.08%
	Money Market Funds - 1.08%
806,196	Federated Prime Obligations Fund
	5.22%, 01/01/2050	806,196

	TOTAL SHORT TERM INVESTMENTS (Cost $806,196)	806,196

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 34.29%
	COMMERCIAL PAPER - 10.56%
$1,243,379	Chesham Finance LLC, 5.40%, 07/02/07 (c)	1,242,819
79,365	Concord Minutemen Capital Co., 5.31%, 07/03/07 (c) (d)	79,365
1,145,496	Concord Minutemen Capital Co., 5.31%, 07/09/07 (c) (d)	1,145,496
925,920	Duke Funding, 5.37%, 07/25/07 (c)	922,067
1,243,379	Fenway Funding LLC, 5.50%, 07/02/07 (c)	1,242,809
965,603	Laguna Corp., 5.36%, 08/02/07 (c)	960,456
1,190,469	Ocala Funding, 5.41%, 07/31/07 (c)	1,184,776
158,729	Ocala Funding, 5.36%, 08/14/07 (c)	156,676
925,920	Valcour Bay Capital LLC, 5.34%, 07/13/07 (c)	921,815

	TOTAL COMMERCIAL PAPER (Cost $7,856,279)	7,856,279

	CORPORATE BONDS AND NOTES - 0.78%
264,549	Bayerische Landesbank, 5.38%, 12/24/15	264,549
317,458	Metlife Global, 5.43%, 04/28/08	317,458

	TOTAL CORPORATE BONDS AND NOTES (Cost $582,007)	582,007

	CORPORATE PAYDOWN SECURITIES - 0.36%
264,549	Duke Funding, 5.42%, 04/08/07 (c)	264,549

	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $264,549)	264,549
Shares
	MUTUAL FUNDS - 0.53%
396,933	AIM STIT-Liquid Assets Portfolio	396,933

	TOTAL MUTUAL FUNDS (Cost $396,933)	396,933

Principal Amount
	REPURCHASE AGREEMENTS - 22.06%
$1,984,115	Citigroup Global Repurchase Agreement, 5.46%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $2,118,129, 7.46% to 13.24%, 05/01/11 to 08/15/18)	1,984,115
7,936,460	Greenwich Capital Repurchase Agreement, 5.41%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $7,980,939, 0.00% to 0.01%, 08/15/07 to 05/25/43)	7,936,460
2,275,119	Morgan Stanley Repurchase Agreement, 5.44%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $2,320,621, 3.50% to 5.50%, 03/25/23 to 12/25/34)	2,275,119
3,174,584	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $3,330,677, 0.00%, 05/25/36 to 12/25/44)	3,174,584
1,031,740	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $1,083,531, 0.00% to 5.80%, 01/12/09 to 12/13/41)	1,031,740

	TOTAL REPURCHASE AGREEMENTS (Cost $16,402,018)	16,402,018

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $25,501,786)	25,501,786

	Total Investments (Cost $71,538,765) - 133.23%	99,078,192
	Liabilities in Excess of Other Assets - (33.23)%	(24,712,973)
	TOTAL NET ASSETS - 100.00%	$74,365,219

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $8,120,828, which represents 10.92% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2007.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$71,538,765
	Gross unrealized appreciation	28,434,166
	Gross unrealized depreciation	(894,739)
	Net unrealized appreciation	$27,539,427

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2007
AssetMark Tax Exempt Fixed Income
(Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 96.49%
	Alabama - 1.00%
$500,000	Alabama 21st Century Authority, Revenue Bond,
	5.000%, 12/01/2007	501,980
1,000,000	Jefferson County Schools, Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	1,073,170
1,000,000	Montgomery Medical Clinic Board, Revenue Bond,
	5.250%, 03/01/2036	1,001,310
		2,576,460
	Arizona - 4.28%
2,710,000	Arizona School Facilities Board, Refunding, Revenue Bond,
	5.000%, 07/01/2013	2,854,524
320,000	Marana Tangerine Farms, Special Assessment,
	4.600%, 01/01/2026	303,744
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	140,927
500,000	Maricopa County Hospital, Revenue Bond,
	5.000%, 04/01/2018	506,040
980,000	Maricopa County Individual Development Authority Senior Living Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	967,809
3,000,000	Mesa Industrial Development Authority, Revenue Bond,
	5.750%, 01/01/2025	3,156,930
300,000	Navajo County Unified School District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2014	317,571
	Pinal County Individual Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	781,545
1,000,000	5.250%, 10/01/2015	1,043,390
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	1,012,300
		11,084,780
	California - 8.27%
500,000	California Communities Development Authority, Refunding, Revenue Bond,
	4.900%, 05/15/2025	503,830
450,000	California Communities Development Authority, Series A, Revenue Bond,
	4.750%, 04/01/2033	431,267
5,100,000	California Communities Development Authority, Series C, Revenue Bond,
	3.850%, 11/01/2029	5,014,779
	California Department of Veteran Affairs, Series A, Revenue Bond,
1,000,000	4.400%, 12/01/2021	967,800
1,500,000	4.600%, 12/01/2028	1,444,530
1,000,000	California Municipal Finance Authority, CP,
	5.250%, 02/01/2046	1,005,190
875,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 06/01/2036	886,891
	California, GO,
400,000	5.000%, 08/01/2014	421,144
1,255,000	5.000%, 02/01/2020	1,288,973
1,000,000	5.000%, 06/01/2031	1,022,230
1,000,000	5.000%, 06/01/2034	1,019,160
500,000	Golden State Tobacco Securitization, Series A, Revenue Bond,
	0.000%, 06/01/2037	379,240
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured,
	5.500%, 08/01/2019	3,314,698
350,000	Los Angeles County Metropolitan Transportation Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2014	369,621
145,000	Los Angeles Unified School District, Series A, Refunding, GO, FGIC Insured,
	4.250%, 01/01/2028	135,750
500,000	Roseville Westpark Community Facilities, Special Tax,
	5.250%, 09/01/2037	501,045
1,000,000	Sacramento County Sanitation District, Revenue Bond,
	5.000%, 12/01/2036	1,035,570
1,175,000	San Francisco Steinhart Aquarium, Series F, GO,
	5.000%, 06/15/2023	1,218,898
430,000	Santa Ana Unified School District, CP, MBIA Insured,
	5.250%, 04/01/2027	455,869
		21,416,485
	Colorado - 1.72%
1,065,000	Colorado Deptartment of Transportation, Revenue Bond,
	5.380%, 06/15/2013	1,139,326
	Colorado Health Facilities Authority, Revenue Bond,
1,115,000	4.500%, 09/15/2008	1,117,631
1,000,000	5.250%, 06/01/2020	1,035,920
750,000	5.000%, 12/01/2020	774,398
375,000	El Paso County School District, GO, MBIA & STAID Insured,
	5.000%, 12/01/2027	384,435
		4,451,710
	Connecticut - 0.26%
670,000	Connecticut Health & Educational Facilities, Series A, Revenue Bond, Radian Insured,
	5.000%, 07/01/2037	677,872
	Delaware - 0.59%
500,000	Delaware Health Facilities Authority, Revenue Bond,
	5.250%, 06/01/2012	516,320
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	1,005,040
		1,521,360
	District of Columbia - 0.76%
200,000	District of Columbia, Series B, Unrefunded, GO,
	5.500%, 06/01/2009	206,000
200,000	District of Columbia, Series B-2, Refunding, GO,
	5.500%, 06/01/2008	203,026
1,500,000	Washington D.C. Airport Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,553,295
		1,962,321
	Florida - 3.50%
100,000	Dade County Water & Sewer System, Revenue Bond,
	6.250%, 10/01/2007	100,573
2,375,000	Highlands County Health Facilities Authority, Revenue Bond,
	5.000%, 11/15/2029	2,418,272
1,000,000	Highlands County Health Facilities Hospital, Revenue Bond,
	5.000%, 11/15/2035	983,560
1,000,000	Lakeland Hospital System, Revenue Bond,
	5.000%, 11/15/2032	994,250
1,000,000	Lee Memorial Health Systems, Series A, Revenue Bond,
	5.000%, 04/01/2037	1,000,690
750,000	Miami Homeland Defense, GO,
	5.500%, 01/01/2021	791,078
755,000	Palm Glades Community Development, Series B, Special Assessment,
	4.850%, 08/01/2011	737,280
1,000,000	Tampa Water & Sewer, Series B, Revenue Bond,
	5.000%, 07/01/2010	1,029,890
1,000,000	University of Florida, Revenue Bond, AMBAC Insured,
	5.130%, 09/01/2033	1,018,610
		9,074,203
	Georgia - 1.38%
1,000,000	Appling County Development Authority Pollution Control, Revenue Bond,
	4.400%, 07/01/2016	1,004,350
1,000,000	Coffee County Hospital Authority, Revenue Bond,
	5.000%, 12/01/2019	1,009,810
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,068,460
500,000	Gainesville Educational Facilities Redevelopment Authority, Refunding, Revenue Bond,
	5.130%, 03/01/2037	502,805
		3,585,425
	Hawaii - 0.04%
100,000	Honolulu City & County, Series A, Prerefunded, GO,
	6.000%, 01/01/2009	103,126
	Illinois - 4.74%
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, GO,
	5.500%, 12/01/2012	105,708
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO,
	6.050%, 12/01/2009	104,957
75,000	Chicago Park District, Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	78,978
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	647,600
100,000	5.380%, 01/01/2013	105,080
1,000,000	Chicago, GO,
	5.000%, 01/01/2026	1,031,490
300,000	Cook County School District, CP,
	0.000%, 12/01/2016	300,375
1,000,000	Cook County, Series C, GO, AMBAC Insured,
	5.000%, 11/15/2025	1,030,250
100,000	Du Page & Cook Counties Community School District, GO, FGIC Insured,
	4.380%, 01/01/2009	100,752
1,000,000	East Peorial Central College, Refunding, Revenue Bond,
	5.130%, 06/01/2036	1,019,020
270,000	Illinois Finance Authority Chicago Schools Project, Refunding, Revenue Bond,
	4.500%, 12/01/2008	270,864
1,200,000	Illinois Finance Authority Hospital Sisters Services, Series A, Revenue Bond,
	5.000%, 03/15/2025	1,229,568
450,000	Illinois Finance Authority Resurrection Health Care, Revenue Bond,
	3.750%, 05/15/2020	444,487
750,000	Illinois Finance Authority Student Housing, Revenue Bond,
	5.000%, 05/01/2030	741,893
2,000,000	Illinois Finance Authority, Revenue Bond,
	5.000%, 07/01/2022	2,061,860
1,370,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.250%, 10/01/2010	1,412,634
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,060,700
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured,
	5.380%, 06/01/2014	533,755
		12,279,971
	Indiana - 2.15%
760,000	Allen County War Memorial, Revenue Bond,
	4.500%, 05/01/2019	748,319
400,000	Anderson Industrial Economic Development, Refunding, Revenue Bond,
	4.500%, 10/01/2008	402,084
1,000,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bond,
	5.000%, 11/15/2036	1,010,370
	Indiana Health Facilities Financing Authority, Revenue Bond,
1,000,000	6.000%, 08/01/2008	1,018,750
1,000,000	5.000%, 05/01/2013	1,039,830
	Noblesville Redevelopment Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	201,702
305,000	4.500%, 08/01/2012	308,022
320,000	4.500%, 08/01/2013	323,210
500,000	Purdue University, Revenue Bond,
	5.250%, 07/01/2008	507,065
		5,559,352
	Iowa - 0.62%
	Iowa Finance Authority Health Facilities, Revenue Bond,
600,000	5.250%, 07/01/2010	614,136
1,000,000	5.000%, 12/01/2039	999,950
		1,614,086
	Kansas - 0.59%
765,000	Labette County Hospital, Series A, Revenue Bond,
	5.750%, 09/01/2029	794,139
740,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	724,985
		1,519,124
	Kentucky - 0.94%
1,250,000	Louisville & Jefferson County Health Systems, Revenue Bond,
	5.250%, 10/01/2036	1,275,575
	Murray Hospital Facilities, Refunding, Revenue Bond,
535,000	4.200%, 08/01/2010	532,395
630,000	4.380%, 08/01/2014	625,256
		2,433,226
	Louisiana - 2.69%
	Louisiana Gas & Fuels Tax, Series A, Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,184,501
1,000,000	5.000%, 05/01/2021	1,041,970
785,000	Louisiana Military Department Custody Receipts, Revenue Bond,
	5.000%, 08/01/2012	803,314
1,015,000	Louisiana Offshore Term Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2020	1,032,164
1,305,000	Louisiana Public Facilities Authority, Revenue Bond,
	5.500%, 05/15/2032	1,346,394
1,500,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,568,745
		6,977,088
	Maryland - 1.56%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,281,672
	Maryland Health & Higher Education Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	765,653
500,000	5.000%, 07/01/2036	499,995
1,500,000	5.000%, 06/01/2042	1,482,825
		4,030,145
	Massachusetts - 1.81%
500,000	Massachusetts Bay Transportation Authority, Refunding, Revenue Bond, FGIC Insured,
	5.500%, 03/01/2009	513,000
900,000	Massachusetts Bay Transportation Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	965,727
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	101,118
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	131,156
1,500,000	Massachusetts, GO,
	5.500%, 11/01/2016	1,656,360
1,255,000	Route 3 North Transportation Import Association, Revenue Bond, MBIA Insured,
	5.380%, 06/15/2029	1,306,342
		4,673,703
	Michigan - 2.80%
230,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	239,366
150,000	Dundee Community School District, GO, Q-SBLF Insured,
	5.380%, 05/01/2010	155,565
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	836,608
1,200,000	Michigan Building Authority, Series I, Refunding, Revenue Bond,
	5.000%, 10/15/2009	1,229,748
1,000,000	Michigan Environmental Protection Program, GO,
	5.000%, 11/01/2013	1,032,650
	Michigan Hospital Finance Authority, Revenue Bond,
885,000	7.130%, 05/01/2009	918,922
1,000,000	5.250%, 11/15/2046	1,020,690
	Michigan Hospital Financing Authority, Refunding, Revenue Bond,
765,000	5.000%, 07/15/2012	787,231
1,000,000	5.000%, 11/15/2022	1,016,120
		7,236,900
	Minnesota - 1.01%
	Maple Grove Health Care Facilities, Revenue Bond,
1,000,000	5.000%, 09/01/2029	1,003,260
410,000	5.250%, 05/01/2037	417,532
375,000	Northfield Hospital, Revenue Bond,
	5.000%, 11/01/2011	383,006
295,000	Prior Lake Independent School District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	301,363
500,000	St Paul Housing and Redevelopment Authority, Revenue Bond,
	5.250%, 05/15/2036	504,385
		2,609,546
	Missouri - 0.79%
	Cape Girardeau County Industrial Development, Revenue Bond,
245,000	4.250%, 06/01/2008	244,856
350,000	4.250%, 06/01/2009	349,545
615,000	Springfield Public Utilities, Series A, CP,
	5.000%, 12/01/2016	655,350
800,000	St. Louis County Senior Living Facilities, Series A, Revenue Bond,
	5.000%, 09/01/2008	804,936
		2,054,687
	Montana - 0.40%
1,000,000	Montana Facilities Financing Authority, Revenue Bond,
	5.000%, 01/01/2022	1,036,700
	Nebraska - 0.39%
1,000,000	Southern Nebraska Public Power, Notes,
	4.000%, 12/15/2008	1,001,650
	New Hampshire - 0.69%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,789,883
	New Jersey - 4.60%
500,000	Hudson County Import Authority, Revenue Bond, FSA Insured,
	4.130%, 07/01/2016	499,440
1,105,000	New Jersey Educational Facilities, Revenue Bond,
	5.000%, 07/01/2007	1,105,000
570,000	New Jersey Health Care Facilities Financing Authority, Series A, Revenue Bond,
	5.250%, 07/01/2030	575,158
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,080,260
310,000	New Jersey Turnpike Authority, Revenue Bond, MBIA Insured,
	6.750%, 01/01/2009	315,202
3,255,000	New Jersey, Refunding, Series N, GO,
	5.500%, 07/15/2013	3,515,986
3,270,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,565,739
1,255,000	Tobacco Settlement Financing, Series A, Revenue Bond,
	4.130%, 06/01/2010	1,250,708
		11,907,493
	New Mexico - 0.98%
1,450,000	New Mexico State Severance Tax, Revenue Bond,
	5.000%, 07/01/2009	1,450,000
1,035,000	University of New Mexico, Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,098,497
		2,548,497
	New York - 10.05%
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond,
	5.500%, 08/01/2033	1,005,720
1,500,000	Erie County, Series A, GO, FGIC Insured,
	5.250%, 03/15/2018	1,574,295
1,000,000	Hudson Yards Infrastructure Corporation, Series A, Revenue Bond,
	5.000%, 02/15/2047	1,019,840
500,000	Liberty Development Corp., Revenue Bond,
	5.250%, 10/01/2035	541,890
100,000	Metropolitan Transportation Authority, Series A, Revenue Bond,
	5.250%, 04/01/2009	101,390
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,860,381
2,000,000	New York City Industrial Development Agency Queens Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	1,989,900
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	524,685
1,100,000	New York City Transitional Finance Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,138,544
2,800,000	New York City Water & Sewer Systems Financing Authority, Series DD, Revenue Bond,
	5.000%, 06/15/2039	2,855,160
1,000,000	New York City, GO,
	5.000%, 11/01/2034	1,022,070
1,000,000	New York City, Series J, GO,
	5.000%, 03/01/2035	1,022,270
1,500,000	New York Dormitory Authority, Revenue Bond,
	4.320%, 05/01/2018	1,499,925
4,850,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.250%, 11/15/2023	5,091,142
1,000,000	New York Thruway Authority Second Generation, Revenue Bond, AMBAC Insured,
	5.000%, 04/01/2018	1,044,680
40,000	New York Thruway Authority, Series E, Prerefunded, Revenue Bond, GO Insured,
	5.250%, 01/01/2010	40,694
500,000	Port Authority, Series 116, Revenue Bond,
	5.000%, 10/01/2010	501,480
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	526,430
1,500,000	5.250%, 10/15/2019	1,598,760
1,000,000	Tobacco Settlement Financing, Revenue Bond,
	5.250%, 06/01/2021	1,048,510
		26,007,766
	North Carolina - 0.26%
650,000	North Carolina Medical Care Community, Revenue Bond,
	5.600%, 10/01/2036	669,786
	North Dakota - 0.46%
500,000	Ward County Health Care Facilities, Revenue Bond,
	5.000%, 07/01/2008	503,350
685,000	Williams County Sales Tax, Revenue Bond,
	5.000%, 11/01/2026	687,870
		1,191,220
	Ohio - 1.81%
305,000	Cleveland Waterworks, Series J, Refunding, Revenue Bond, FSA Insured,
	5.000%, 01/01/2008	306,812
650,000	Cuyahoga County, Refunding, Revenue Bond,
	6.000%, 01/01/2032	701,746
500,000	Lucas County Health Facilities, Refunding, Revenue Bond,
	6.630%, 07/01/2014	509,010
	Ohio Higher Educational Facility Commission, Revenue Bond,
625,000	5.250%, 10/01/2014	670,394
700,000	5.250%, 10/01/2026	732,809
700,000	5.000%, 10/01/2031	713,965
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,059,670
		4,694,406
	Oklahoma - 0.78%
1,000,000	Tulsa County Individual Authority Health Care, Revenue Bond,
	5.000%, 12/15/2036	1,008,960
1,000,000	University of Tulsa Student Housing, Revenue Bond,
	5.000%, 10/01/2037	1,008,020
		2,016,980
	Oregon - 0.44%
1,000,000	Clackamas County School District, GO,
	0.000%, 06/15/2021	861,630
250,000	Washington County School District, Refunding, GO, FSA Insured,
	5.500%, 06/15/2019	278,530
		1,140,160
	Pennsylvania - 1.39%
1,100,000	Allegheny County Higher Education Building Authority, Revenue Bond,
	3.600%, 12/01/2033	1,100,000
325,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
	5.380%, 11/15/2040	324,675
430,000	Cumberland County Authority, Revenue Bond,
	5.000%, 01/01/2036	422,750
1,030,000	Erie Higher Educational Building Authority, Revenue Bond, Radian Insured,
	5.000%, 05/01/2035	1,041,886
700,000	University of Pittsburgh, Series A, Refunding, Revenue Bond, GO Insured,
	3.670%, 09/15/2009	700,000
		3,589,311
	Puerto Rico - 1.05%
1,595,000	Puerto Rico Electric Power Authority, Series JJ, Refunding, Revenue Bond, XLCA Insured,
	5.250%, 07/01/2012	1,685,102
1,000,000	Puerto Rico, Series B, GO,
	5.250%, 07/01/2032	1,042,920
		2,728,022
	South Carolina - 1.04%
500,000	Charleston County Hospital Facilities, Revenue Bond,
	5.500%, 08/15/2013	526,705
2,055,000	Greenville Waterworks, Refunding, Revenue Bond,
	5.000%, 02/01/2013	2,157,729
		2,684,434
	South Dakota - 0.18%
465,000	South Dakota Health & Educational Facilities Authority, Revenue Bond,
	5.000%, 11/01/2010	476,978
	Tennessee - 2.42%
500,000	Johnson City Health & Educational Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	530,460
250,000	Knoxville Water, Series P, Revenue Bond,
	5.000%, 03/01/2009	254,435
1,000,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,032,430
740,000	Sullivan County Health, Educational and Housing Facilities Board, Refunding, Revenue Bond,
	5.000%, 09/01/2007	740,940
	Sullivan County Health, Educational and Housing Facilities Board, Series C, Revenue Bond,
1,000,000	5.000%, 09/01/2022	1,007,980
400,000	5.250%, 09/01/2036	406,072
1,000,000	Tennessee Energy Acquisition Corporation, Series C, Revenue Bond,
	5.000%, 02/01/2023	1,033,950
1,205,000	Williamson County, GO,
	6.000%, 03/01/2010	1,268,805
		6,275,072
	Texas - 11.96%
2,245,000	Cotulla Independent School District, GO, PSF-GTD Insured,
	5.250%, 02/15/2032	2,364,344
1,560,000	Dallas Civic Center, Refunding, Revenue Bond, MBIA Insured,
	4.880%, 08/15/2023	1,580,795
515,000	Denton Utilities System, Series A, Revenue Bond, FSA Insured,
	5.250%, 12/01/2013	545,225
2,740,000	El Paso, GO, MBIA Insured,
	5.000%, 08/15/2024	2,833,982
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	152,001
630,000	Gregg County Health Facilities, Revenue Bond,
	4.250%, 10/01/2009	628,500
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	230,645
935,000	Lower Colorado River Authority, Refunding, Revenue Bond,
	6.000%, 05/15/2013	978,057
370,000	Marble Falls Independent School District, Series A, Refunding, GO, PSF-GTD Insured,
	5.000%, 08/15/2015	391,197
2,300,000	North Texas & Dallas Thruway System, Series A, Refunded, Revenue Bond,
	5.380%, 01/01/2016	2,317,365
3,600,000	Round Rock Independent School District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,711,420
1,000,000	Sam Rayburn Power Agency, Refunding, Revenue Bond,
	5.000%, 10/01/2007	1,001,800
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,160,440
	San Antonio Electric & Gas, Series A, Refunding, Revenue Bond,
1,000,000	5.000%, 02/01/2008	1,006,760
2,200,000	5.000%, 02/01/2017	2,252,668
70,000	San Antonio Electric & Gas, Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	71,744
1,000,000	San Leanna Educational Facilities, Refunding, Revenue Bond,
	4.750%, 06/01/2032	945,520
185,000	Socorro Independent School District, Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	194,833
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	15,757
2,000,000	Tarrant County Cultural Educational Facilities, Refunding, Revenue Bond,
	5.000%, 02/15/2014	2,075,060
1,875,000	Texas Municipal Gas Acquisition and Supply Corporation, Series B, Revenue Bond,
	3.920%, 12/15/2009	1,874,869
400,000	Texas Public Finance Authority, Refunding, GO,
	5.500%, 10/01/2009	413,740
100,000	Texas State University System, Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	103,389
300,000	Texas Water Financial Assistance, Series B, Refunding, GO,
	5.000%, 08/01/2014	316,422
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	415,604
390,000	Tomball Hospital Authority, Revenue Bond,
	5.000%, 07/01/2012	396,532
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	101,602
1,855,000	University of Texas, Series B, Revenue Bond,
	5.250%, 07/01/2008	1,881,582
		30,961,853
	Utah - 0.84%
100,000	Jordan School District, GO,
	5.130%, 06/15/2008	101,290
2,000,000	Wasatch County School District, GO,
	5.000%, 06/01/2024	2,074,120
		2,175,410
	Virginia - 5.01%
3,000,000	Fairfax County, Refunding, GO, STAID Insured,
	5.000%, 10/01/2009	3,077,700
1,965,000	Fredericksburg Economic Development Authority, Revenue Bond,
	5.000%, 06/15/2010	2,003,161
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,121,220
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	101,706
625,000	Suffolk Individual Development Authority Retirement Facilities, Revenue Bond,
	5.300%, 09/01/2031	629,781
1,475,000	Tobacco Settlement Financing, Series B, Revenue Bond,
	5.000%, 06/01/2047	1,404,126
2,000,000	Virginia Commonwealth Transportation Board, Revenue Bond,
	5.000%, 10/01/2011	2,081,100
2,495,000	Virginia, Series A, GO,
	5.000%, 06/01/2009	2,549,915
		12,968,709
	Washington - 5.38%
2,000,000	Clark County School District, Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	2,108,880
2,465,000	Energy Northwest, Series A, Refunding, Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	2,612,703
500,000	King County Hospital, Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	519,370
3,150,000	King County Sewer, Refunding, Revenue Bond, FSA Insured,
	5.250%, 01/01/2011	3,280,158
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	47,244
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	57,761
2,000,000	Klickitat County Public Utilities, Series B, Refunding, Revenue Bond, FGIC Insured,
	5.250%, 12/01/2020	2,129,700
1,000,000	Port Seattle, Series A, Revenue Bond,
	5.000%, 04/01/2031	1,016,720
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	31,317
2,125,000	Washington, Refunding, GO,
	4.000%, 01/01/2008	2,127,422
		13,931,275
	Wisconsin - 4.86%
445,000	Badger Asset Securitization, Revenue Bond,
	6.130%, 06/01/2027	469,284
1,445,000	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured,
	5.000%, 04/01/2020	1,518,825
1,000,000	Oak Creek-Franklin Joint School District, Revenue Note,
	4.250%, 02/01/2008	1,000,210
2,000,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,222,460
250,000	Wisconsin Health & Educational Facilities, Revenue Bond,
	5.000%, 02/15/2012	254,725
500,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	507,315
1,400,000	Wisconsin Health & Educational Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,431,710
5,000,000	Wisconsin, Series A, GO,
	5.000%, 05/01/2011	5,184,300
		12,588,829

	TOTAL MUNICIPAL BONDS (Cost $251,989,888)	249,826,004

	SHORT TERM INVESTMENTS - 4.27%
	Revenue Bonds - 1.08%
1,000,000	Connecticut Health & Educational Facilities, Series V, Revenue Bond,
	3.490%, 07/01/2036	1,000,000
500,000	Connecticut Health & Educational Facilities, Series Y, Revenue Bond,
	3.490%, 07/01/2035	500,000
100,000	Minnesota Higher Education Facilities Authority, Series 5-H, Revenue Bond, HTSB Insured,
	3.500%, 10/01/2030 (a)	100,000
700,000	Missouri Development Financial Board of Cultural Facilities, Series A, Revenue Bond, JPM Insured,
	3.580%, 12/01/2033 (a)	700,000
500,000	Nebraska Educational Finance Authority, Revenue Bond,
	3.560%, 03/01/2033 (a)	500,000
		2,800,000
Shares
	Money Market Funds - 3.19%
8,250,637	First American Tax Free Obligations Fund
	3.020%, 01/01/2050	8,250,637

	TOTAL SHORT TERM INVESTMENTS (Cost $11,050,637)	11,050,637

	Total Investments (Cost $263,040,525) - 100.76%	260,876,641
	Liabilities in Excess of Other Assets - (0.76)%	-1,965,950
	TOTAL NET ASSETS - 100.00%	$258,910,691

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2007.

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$263,040,525
	Gross unrealized appreciation	496,355
	Gross unrealized depreciation	(2,660,239)
	Net unrealized appreciation	($2,163,884)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
June 30, 2007
AssetMark Core Plus Fixed Income
(Unaudited)

Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 0.05%
	Automobiles - 0.05%
12,000	General Motors Corporation	$300,720
1,800	General Motors Corporation (b)	39,780
		340,500
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $304,161)	340,500

	PREFERRED STOCKS - 0.14%
	Banks - 0.10%
800,000	HSBC Capital Funding LP
	(Callable at $100.00 on 06/27/2013) (a)(c)(e)	751,763
	Consumer Finance - 0.03%
12,000	Corts Trust for Ford Motor Company	244,440
	Medical Supplies - 0.01%
51	Fresenius Medical Care Capital Trust II (a)	51,383
	TOTAL PREFERRED STOCKS (Cost $1,009,797)	1,047,586
Principal
Amount
	ASSET BACKED SECURITIES - 4.77%
1,447,748	Accredited Mortgage Loan Trust
	Series 2005-3, 5.570%, 09/25/2035	1,449,336
6,750,000	Citibank Credit Card Insurance Trust
	Series 2006-A4, 5.450%, 05/10/2013	6,756,084
100,000	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 04/01/2031	81,773
578,191	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.460%, 09/25/2032	571,709
	Countrywide Home Equity Loan Trust
676,292	Series 2003-A, 5.670%, 03/15/2029	677,945
526,947	Series 2004-S, 5.560%, 02/15/2030	527,718
392,941	Series 2004-R, 5.570%, 03/15/2030	394,257
565,511	Series 2004-N, 5.600%, 02/15/2034	566,489
631,160	Series 2004-O, 5.600%, 02/15/2034	632,553
1,160,334	Series 2005-F, 5.560%, 12/15/2035	1,162,160
1,220,108	Series 2005-I, 5.580%, 02/15/2036	1,220,533
885,359	Home Equity Loan Trust
	Series 2005-HS1, 5.440%, 07/25/2020	883,986
1,760,845	IMPAC Secured Assets Corp.
	Series 2005-6, 5.600%, 10/25/2035	1,764,109
971,117	Indymac Mortgage Loan Trust
	Series 2005-AR16IP, 5.640%, 07/25/2045	972,504
	JetBlue Airways Corporation
822,676	Series 2004-2, G-1, 5.740%, 02/15/2018 (e)	823,470
900,000	Series 2004-2, G-2, 5.820%, 05/15/2018 (e)	900,000
3,288,840	New Valley Generation
	Series 2000-1, 7.300%, 03/15/2019	3,593,515
7,903,278	New Valley Generation II
	Series 2001-1, 5.570%, 05/01/2020	7,736,052
208,590	Residential Asset Mortgage Products, Inc.
	Series 2004-RZ1, 5.570%, 03/25/2034	208,972
	Washington Mutual
1,700,000	Series 2005-AR4, 4.670%, 04/25/2035	1,680,276
1,662,166	Series 2005-AR8, 5.610%, 07/25/2045 (e)	1,665,828
	TOTAL ASSET BACKED SECURITIES (Cost $34,701,517)	34,269,269
	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.16%
853,422	Bank of America Corporation
	Series 2005-B, 5.090%, 04/25/2035	845,441
1,087,558	Bear Stearns Trust
	Series 2005-2, 4.710%, 04/25/2035	1,071,923
	Countrywide Home Loans
604,394	Series 2005-11, 5.630%, 03/25/2035	606,372
725,075	Series 2005-11, 6.260%, 04/25/2035	686,796
246,030	CS First Boston Mortgage Securities Corp.
	Series 1997-C2, 6.550%, 01/17/2035	246,453
	FHLMC
278,161	Series 1647, 6.500%, 12/15/2008	277,830
1,942,249	Series 2329, 6.500%, 06/15/2031	1,979,273
1,096,020	Series 2338, 6.500%, 07/15/2031	1,115,965
1,293,543	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 5.670%, 01/25/2035	1,299,722
3,100,000	Master Adjustable Rate Mortgages Trust
	Series 2004-13, 3.790%, 11/21/2034	3,039,084
608,341	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034	622,974
	MLCC Mortgage Investors, Inc.
1,079,728	Series 2005-1, 4.960%, 04/25/2035	1,068,505
322,419	Series 2005-1, 4.970%, 04/25/2035	319,067
	Prime Mortgage Trust
1,718,146	Pool #DR11A1, 5.500%, 05/25/2035 (c)	1,679,642
2,621,460	Pool #DR12A1, 5.500%, 05/25/2035 (c)	2,564,731
783,321	Pool #DR11A2, 6.000%, 05/25/2035 (c)	781,997
2,725,373	Pool #DR12A2, 6.000%, 05/25/2035 (c)	2,677,270
666,027	Residential Asset Mortgage Products, Inc.
	Series 2004-SL4, 7.500%, 07/25/2032	679,764
1,136,741	Structured Adjustable Rate Mortgage Loan
	Series 2004-18, 5.020%, 12/25/2034	1,149,132
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,008,815)	22,711,941
	CORPORATE BONDS - 19.87%
	Aerospace & Defense - 0.01%
55,000	DRS Technologies, Inc.
	6.630%, 02/01/2016	53,350
	Auto Components - 0.01%
100,000	Visteon Corp.
	8.250%, 08/01/2010	99,750
	Automobiles - 0.56%
375,000	Bombardier, Inc.
	7.250%, 11/15/2016 (d)	531,019
	DaimlerChrysler N.A.
750,000	5.830%, 09/10/2007 (e)	750,629
5,000	4.050%, 06/04/2008	4,931
150,000	7.200%, 09/01/2009	154,891
260,000	5.880%, 03/15/2011	261,542
	Ford Motor Company
670,000	7.450%, 07/16/2031 (b)	538,512
80,000	4.250%, 12/15/2036	100,600
	General Motors Corporation
2,420,000	8.250%, 07/15/2023 (b)	2,217,325
30,000	8.380%, 07/15/2033 (b)	27,525
		4,586,974
	Banks - 3.38%
300,000	AIFUL Corporation
	5.000%, 08/10/2010 (Acquired 08/03/2005 and 11/29/2005, Cost $298,552) (c)	292,622
750,000	ANZ Capital Trust II
	5.360%, 12/15/2049 (Callable at $100.00 on 12/15/2013) (c)	722,302
410,000	Bank of America Corporation
	5.380%, 08/15/2011	408,581
995,000	Bank One Corp.
	2.630%, 06/30/2008	968,267
320,000	Banque Paribas
	6.880%, 03/01/2009	327,430
	Barclay's Bank PLC
1,000,000	Effective yield, 9.470%, 05/19/2015 (Credit linked to Republic of Brazil Treasury Security)
	(Acquired 03/27/2007, Cost $749,580) (d) (k)	843,808
3,300,000	Effective yield, 9.500%, 05/17/2045 (Credit linked to Republic of Brazil Treasury Security)
	(Acquired 10/30/2006, Cost $1,988,440) (d) (k)	2,838,019
	Countrywide Financial Corp.
550,000	5.520%, 02/27/2008 (e)	550,179
280,000	5.470%, 06/18/2008 (e)	280,068
220,000	5.500%, 01/05/2009 (e)	219,454
700,000	First Chicago Corporation
	6.380%, 01/30/2009	710,298
250,000	First Union National Bank
	5.800%, 12/01/2008	251,938
280,000	General Electric Capital Corporation
	4.130%, 09/01/2009	273,360
	Glitnir Bank Hf
370,000	6.330%, 07/28/2011 (Acquired 07/21/2006, Cost $370,000) (c)	376,925
760,000	6.690%, 06/15/2016 (Acquired 06/12/2006 and 06/21/2006, Cost $758,848) (c)	783,455
375,000	Greenpoint Bank
	9.250%, 10/01/2010	413,334
700,000	HBOS Capital Funding L.P.
	6.070%, 06/01/2049 (Acquired 08/23/2004, Cost $714,840) (c)(e)	697,673
685,000	HSBC Finance Corp.
	4.130%, 11/16/2009	665,532
	ICICI Bank Ltd.
200,000	6.380%, 04/30/2022	190,153
354,000	6.380%, 04/30/2022 (Acquired 01/09/2007 and 01/11/2007, Cost $359,326) (c)	336,986
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	2,867,500
	JP Morgan Chase Bank
1,850,000	Effective yield, 0.000%, 04/24/2008 (Credit linked to the Arab Republic of Egypt Bond) (d)(k)	306,357
5,100,000	Effective yield, 6.000%, 05/15/2011 (Credit linked to the Republic of Brazil Treasury Security
	and IPCA Index Units) (Acquired 03/07/2006, Cost $2,171,772) (d)(e)(k)	2,723,040
2,800,000	Effective yield, 10.400%, 05/15/2009 (Credit linked to the Republic of Brazil Treasury Security)
	(Acquired 01/04/2006 and 01/06/2006, Cost $1,219,666) (d)(k)	1,636,454
	Kaupthing Bank Hf
1,140,000	6.050%, 04/12/2011 (Acquired 04/07/2006, Cost $1,140,000) (c)(e)	1,149,802
130,000	5.750%, 10/04/2011	129,673
250,000	7.130%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)	264,526
1,080,000	Landsbanki Hf
	6.100%, 08/25/2011 (Acquired 08/22/2006, Cost $1,079,719) (b)(c)	1,094,645
	Popular North America, Inc.
600,000	5.200%, 12/12/2007	599,051
700,000	4.700%, 06/30/2009	689,781
1,460,000	Residential Capital Corp.
	6.000%, 02/22/2011	1,413,880
	Resona Bank
450,000	4.130%, 12/31/2049 (Acquired 10/05/2005, Cost $536,375) (d)	577,573
525,000	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633) (d)	502,808
410,000	Resona Preferred Global Securities
	7.190%, 12/29/2049 (Acquired 07/20/2005, Cost $413,056) (c)	419,860
990,000	Royal Bank of Scotland Group PLC
	9.120%, 03/31/2049	1,076,941
840,000	Russ Agriculture Bank
	6.300%, 05/15/2017 (Acquired 05/10/2007, Cost $840,000) (c)	824,292
560,000	Santander Issuances SA
	5.810%, 06/20/2016 (Acquired 01/11/2007, Cost $567,414) (c)	562,925
600,000	Shinsei Finance Cayman Ltd.
	6.420%, 07/20/2048 (Acquired 02/16/2006 and 06/19/2006, Cost $592,128) (b)(c)	584,355
550,000	Sovereign Bank
	4.380%, 08/01/2013 (e)	542,894
280,000	Suntrust Capital
	6.100%, 12/01/2066	257,243
850,000	Turanalem Finance BV
	8.250%, 01/22/2037 (Acquired 01/11/2007 and 01/31/2007, Cost $849,207) (b)(c)	820,250
	VTB Capital SA
1,120,000	5.960%, 08/01/2008 (Acquired 10/27/2006, Cost $1,120,000) (c)(e)	1,122,520
430,000	6.150%, 12/07/2009	436,816
440,000	Wells Fargo Company
	5.950%, 12/01/2086	411,781
575,000	ZFS Finance USA Trust II
	6.450%, 12/15/2065 (Acquired 02/06/2007, Cost $586,948) (c)	558,656
		33,724,007
	Business Services - 0.03%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	49,163
40,000	Electronic Data Systems Corp.
	7.130%, 10/15/2009 (b)	41,187
	Lamar Media Corp.
80,000	7.250%, 01/01/2013	80,200
50,000	6.630%, 08/15/2015	47,625
		218,175
	Capital Markets - 0.72%
500,000	Bear Stearns Cos, Inc.
	5.550%, 01/22/2017 (b)	473,358
30,000	E*Trade Financial Corp.
	7.380%, 09/15/2013	30,600
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	195,130
140,000	5.000%, 01/15/2011	137,522
	Lehman Brothers Holdings, Inc.
1,350,000	4.500%, 07/26/2010	1,313,295
350,000	5.250%, 02/06/2012	344,371
350,000	Lehman Brothers Holdings, Inc.
	5.860%, 12/29/2049 (b)	343,205
250,000	Mizuho JGB Investment
	9.870%, 06/30/2049 (Acquired 08/22/2005 and 08/23/2005, Cost $281,005) (d)(e)	259,941
	Morgan Stanley
90,000	3.630%, 04/01/2008	88,786
340,000	5.630%, 01/09/2012 (b)	339,600
230,000	5.820%, 10/18/2016 (e)	230,156
975,000	Residential Capital Corp.
	6.380%, 06/30/2010	963,058
430,000	Wachovia Capital Trust II
	5.800%, 03/15/2042	428,478
		5,147,500
	Chemicals - 0.02%
40,000	Georgia Gulf Corp.
	9.500%, 10/15/2014 (b)	40,000
	Lyondell Chemical Co.
40,000	8.000%, 09/15/2014	41,300
25,000	8.250%, 09/15/2016	26,250
63,000	Westlake Chemical Corp.
	6.630%, 01/15/2016	60,008
		167,558
	Commercial Services & Supplies - 0.28%
375,000	Allied Waste North America, Inc.
	7.130%, 05/15/2016	368,437
1,275,000	PHH Corp.
	6.000%, 03/01/2008	1,278,003
325,000	Waste Management, Inc.
	6.380%, 11/15/2012	332,766
		1,979,206
	Communications - 0.71%
150,000	AMFM Inc.
	8.000%, 11/01/2008	153,902
295,000	British Telecommunications PLC
	8.380%, 12/15/2010	322,608
	Deutsche Telekom International Finance B.V.
350,000	5.750%, 03/23/2016	342,006
675,000	8.250%, 06/15/2030	811,315
	Level 3 Financing, Inc.
70,000	9.250%, 11/01/2014	71,050
65,000	8.750%, 02/15/2017 (Acquired 02/09/2007, Cost $65,000) (c)	64,594
	Rogers Cable, Inc.
200,000	5.500%, 03/15/2014	194,212
110,000	6.750%, 03/15/2015	113,577
	Sprint Capital Corp.
100,000	7.630%, 01/30/2011 (b)	105,293
580,000	8.380%, 03/15/2012	632,463
850,000	6.880%, 11/15/2028	811,284
250,000	8.750%, 03/15/2032	281,541
	Telecom Italia Capital
125,000	4.000%, 01/15/2010	120,237
425,000	4.880%, 10/01/2010	414,261
500,000	4.950%, 09/30/2014	463,951
190,000	5.250%, 10/01/2015	176,963
50,000	Verizon Global Funding Corp.
	7.380%, 09/01/2012	53,910
		5,133,167
	Consumer Finance - 2.12%
410,000	American Express Co.
	6.800%, 09/01/2066 (e)	423,477
	Ford Motor Credit Company
670,000	6.630%, 06/16/2008	669,699
5,345,000	5.800%, 01/12/2009 (b)	5,233,824
460,000	7.380%, 10/28/2009	456,860
510,000	General Motors Acceptance Corporation
	6.130%, 01/22/2008 (b)	509,996
1,510,000	General Motors Acceptance Corportation
	6.630%, 05/15/2012	1,459,664
	General Motors Acceptance Corporation
130,000	6.130%, 08/28/2007	129,534
70,000	6.310%, 11/30/2007	69,839
140,000	4.380%, 12/10/2007	139,005
100,000	5.130%, 05/09/2008	98,771
330,000	6.510%, 09/23/2008 (e)	330,099
2,490,000	5.850%, 01/14/2009 (b)	2,454,864
270,000	7.750%, 01/19/2010	273,485
625,000	6.880%, 09/15/2011	615,335
630,000	8.000%, 11/01/2031	645,967
550,000	Nelnet, Inc.
	7.400%, 09/15/2061	548,850
	SLM Corp.
530,000	5.000%, 10/01/2013	452,786
1,140,000	5.380%, 05/15/2014	978,248
120,000	5.050%, 11/14/2014	99,935
20,000	5.000%, 04/15/2015	16,461
80,000	SLM Corp.
	5.630%, 08/01/2033	62,566
		15,669,265
	Consumer Products - 0.03%
20,000	American Achievement Corp.
	8.250%, 04/01/2012	20,250
	Graham Packaging Co.
110,000	8.500%, 10/15/2012	111,237
60,000	9.880%, 10/15/2014	60,975
		192,462
	Diversified Financial Services - 0.58%
280,000	AGFC Capital Trust I
	6.000%, 01/15/2067 (Acquired 03/06/2007, Cost $281,772) (c)	268,249
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009	706,933
	Citigroup Funding, Inc.
2,500,000	Effective yield, 0.000%, 11/15/2007 (Credit linked to tan Eqyptian Treasury Bill) (k)	2,671,825
1,000,000	Effective yield, 6.000%, 05/18/2015 (Credit linked to the Republic of Brazil Treasury Security
	and IPCA Index Units) (Acquired 12/07/2006, Cost $647,424) (d) (k)	842,326
	General Electric Capital Corporation
200,000	4.250%, 01/15/2008	198,887
650,000	5.650%, 09/15/2014 (e)	654,765
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049 (Acquired 05/23/2005, Cost $30,433) (c)(e)	28,809
180,000	Rabobank Capital Funding Trust III
	5.250%, 10/31/2049 (Acquired 10/14/2004 and 05/20/2005, Cost $180,401) (c)(e)	168,839
80,000	Residential Capital Corp.
	6.500%, 06/01/2012	78,144
1,397,825	Steers Holdings Ltd.
	Effective yield, 6.000%, 05/15/2045 (Credit linked to the Republic of Brazil Treasury Security
	and IPCA Index Units) (Acquired 02/14/2006, Cost $1,534,491) (d) (k)	2,069,508
		7,688,285
	Diversified Telecommunication Services - 0.44%
30,000	Bellsouth Corp.
	4.750%, 11/15/2012	28,704
95,000	Cincinnati Bell, Inc.
	7.000%, 02/15/2015	93,575
	Citizens Communications
35,000	7.130%, 03/15/2019	33,250
105,000	7.880%, 01/15/2027	102,637
30,000	Citizens Communications Co.
	9.250%, 05/15/2011	32,550
	Qwest Communications International, Inc.
566,000	8.910%, 02/15/2009 (e)	574,490
127,000	7.250%, 02/15/2011	128,587
520,000	Royal KPN NV
	8.380%, 10/01/2030	584,666
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	391,653
10,000	Sprint Nextel Corp.
	6.000%, 12/01/2016	9,503
740,000	Verizon New York, Inc. - Series A
	6.880%, 04/01/2012 (b)	772,306
420,000	Windstream Corp.
	8.630%, 08/01/2016	446,250
		3,198,171
	Electric Services - 0.23%
475,000	CenterPoint Energy Resources Corp.
	7.880%, 04/01/2013	519,081
	Edison Mission Energy
160,000	7.000%, 05/15/2017 (Acquired 05/01/2007, Cost $160,000) (c)	151,600
220,000	7.200%, 05/15/2019 (Acquired 05/01/2007, Cost $220,000) (c)	207,900
80,000	7.630%, 05/15/2027 (Acquired 05/01/2007, Cost $80,000) (c)	76,000
700,000	MidAmerican Energy Holdings
	7.520%, 09/15/2008	715,520
		1,670,101
	Electric Utilities - 0.63%
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	416,700
250,000	6.950%, 07/15/2018	247,909
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	78,192
300,000	5.700%, 09/17/2012	300,572
	Duke Energy Corp.
120,000	6.250%, 01/15/2012	123,296
35,000	5.630%, 11/30/2012	35,030
255,000	Exelon Corp.
	5.630%, 06/15/2035	228,571
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	205,276
1,335,000	7.380%, 11/15/2031	1,449,450
375,000	Nevada Power Co.
	5.880%, 01/15/2015	368,195
	Pacific Gas & Electric Co.
170,000	6.050%, 03/01/2034	165,211
290,000	5.800%, 03/01/2037	271,423
	Progress Energy, Inc.
150,000	5.630%, 01/15/2016	147,165
400,000	7.750%, 03/01/2031	463,795
		4,500,785
	Electrical Equipment - 0.32%
100,000	L-3 Communications Corp.
	6.380%, 10/15/2015	95,000
	NXP BV / NXP Funding LLC
20,000	7.880%, 10/15/2014	19,725
70,000	9.500%, 10/15/2015	69,125
	Tyco International Group SA
40,000	6.130%, 11/01/2008	40,370
20,000	6.130%, 01/15/2009	20,262
130,000	6.750%, 02/15/2011	136,348
455,000	6.380%, 10/15/2011	469,159
1,285,000	6.880%, 01/15/2029	1,487,553
		2,337,542
	Energy Equipment & Services - 0.07%
190,000	Complete Production Services
	8.000%, 12/15/2016 (Acquired 02/02/2007, Cost $158,681) (c)	192,850
	Geophysique
155,000	7.500%, 05/15/2015	155,775
90,000	7.750%, 05/15/2017	91,575
50,000	Pride International, Inc.
	7.380%, 07/15/2014	50,375
40,000	SemGroup LP
	8.750%, 11/15/2015 (Acquired 11/04/2005 and 10/03/2006, Cost $39,688) (b)(c)	40,400
		530,975
	Food Products - 0.07%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	360,000
125,000	Land O' Lakes, Inc.
	9.000%, 12/15/2010	131,875
		491,875
	Health Care Providers & Services - 0.41%
100,000	AmerisourceBergen Corp.
	5.880%, 09/15/2015	96,658
200,000	Community Health Systems, Inc.
	8.880%, 07/15/2015 (Acquired 06/27/2007, Cost $198,588) (c)	203,750
205,000	Davita, Inc.
	6.630%, 03/15/2013 (Acquired 02/09/2007, Cost $185,925) (c)	201,156
250,000	FMC Finance III SA
	6.880%, 07/15/2017 (Acquired 06/26/2007, Cost $245,563) (c)	246,250
	HCA, Inc.
234,000	6.250%, 02/15/2013	211,770
460,000	6.750%, 07/15/2013	419,750
415,000	9.130%, 11/15/2014 (Acquired 11/09/2006, Cost $415,000) (c)	437,306
13,000	6.500%, 02/15/2016 (b)	11,066
340,000	9.250%, 11/15/2016 (Acquired 11/09/2006, Cost $340,350) (c)	362,950
69,000	9.630%, 11/15/2016 (Acquired 11/09/2006, Cost $69,000) (c)	74,348
	Service Corporation International
60,000	6.750%, 04/01/2016	57,150
10,000	7.630%, 10/01/2018	10,175
130,000	7.500%, 04/01/2027 (Acquired 03/28/2007, Cost $130,000) (c)	123,175
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (b)	517,610
		2,973,114
	Hotels, Restaurants & Leisure - 0.21%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	64,025
160,000	7.130%, 02/01/2016	156,000
550,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010	533,174
85,000	Host Marriott LP
	6.750%, 06/01/2016	83,725
60,000	Inn of the Mountain Gods Resort & Casino
	12.000%, 11/15/2010	64,650
	MGM Mirage, Inc.
10,000	9.500%, 08/01/2008	10,350
180,000	8.500%, 09/15/2010	189,225
20,000	6.630%, 07/15/2015	18,275
150,000	7.630%, 01/15/2017	143,437
30,000	Premier Entertainment Biloxi LLC
	10.750%, 02/01/2012	31,350
20,000	River Rock Entertainment
	9.750%, 11/01/2011	21,100
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016	22,188
190,000	7.750%, 08/15/2016	189,050
		1,526,549
	Insurance - 1.16%
425,000	American International Group, Inc.
	6.250%, 03/15/2087	403,154
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	415,395
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired 05/18/2005 and 05/20/2005, Cost $79,796) (c)	77,634
200,000	Aspen Insurance Holdings, Ltd.
	6.000%, 08/15/2014	193,828
	AXA SA
300,000	6.380%, 12/31/2049 (Acquired 12/07/2006, Cost $300,000) (c)	271,465
300,000	6.460%, 12/31/2049 (Acquired 12/07/2006, Cost $300,000) (c)	279,429
375,000	Catlin Insurance Co. Ltd.
	7.250%, 12/31/2049 (Acquired 01/11/2007, Cost $375,000) (d)	357,417
725,000	Chubb Corp.
	6.380%, 03/29/2067 (b)	710,246
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	918,032
425,000	Endurance Specialty Holdings
	6.150%, 10/15/2015	412,301
575,000	Lincoln National Corp.
	7.000%, 05/17/2066	590,966
650,000	Merna Reinsurance
	7.110%, 07/07/2010 (c) (e)	650,000
980,000	Metlife, Inc.
	6.400%, 12/15/2066	910,693
125,000	PartnerRe Finance, Inc.
	6.440%, 12/01/2066	118,905
500,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (Acquired 06/27/2006 and 03/06/2007, Cost $513,720) (c)	514,958
450,000	QBE Insurance Group Ltd.
	5.650%, 07/01/2023 (Callable at $100.00 on 07/01/2013) (c)(e)	434,221
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065	292,843
875,000	Swiss Re Capital I LP
	6.850%, 05/29/2049 (Acquired 01/17/2007, Cost $917,711) (c)	881,616
810,000	Travelers Companies, Inc.
	6.250%, 03/15/2067	779,756
		9,212,859
	IT Services - 0.01%
90,000	SunGard Data Systems, Inc.
	9.130%, 08/15/2013	92,588
	Media - 1.19%
30,000	AMC Entertainment, Inc.
	11.000%, 02/01/2016	33,300
140,000	CCH Holdings LLC
	11.000%, 10/01/2015	146,825
	Clear Channel Communications, Inc.
50,000	6.250%, 03/15/2011	48,156
330,000	5.500%, 09/15/2014 (b)	282,408
270,000	4.900%, 05/15/2015	218,272
30,000	Clear Channel Communications, Inc.
	4.630%, 01/15/2008	29,749
320,000	Comcast Cable Communications Holdings, Inc.
	8.880%, 05/01/2017	379,106
500,000	Comcast Cable Communications Holdings, Inc.
	9.460%, 11/15/2022	635,988
	Comcast Corp.
220,000	6.500%, 01/15/2015	225,910
20,000	5.880%, 02/15/2018	19,408
	COX Communications, Inc.
220,000	3.880%, 10/01/2008	215,528
1,000,000	4.630%, 01/15/2010	977,317
	COX Enterprises, Inc.
520,000	4.380%, 05/01/2008 (Acquired 03/17/2005, Cost $518,627) (c)	514,890
	CSC Holdings, Inc.
45,000	7.630%, 04/01/2011	44,888
100,000	7.630%, 07/15/2018	95,500
110,000	DirecTV Holdings LLC
	8.380%, 03/15/2013	115,638
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	38,300
160,000	7.130%, 02/01/2016	157,200
615,000	Idearc Inc.
	8.000%, 11/15/2016	624,225
	Liberty Media Corp.
460,000	7.880%, 07/15/2009	479,457
20,000	5.700%, 05/15/2013	18,898
40,000	Panamsat Corp.
	9.000%, 06/15/2016	42,100
70,000	Quebecor Media, Inc.
	7.750%, 03/15/2016	71,400
10,000	Sinclair Broadcast Group, Inc.
	8.000%, 03/15/2012	10,300
	Time Warner Cable, Inc.
450,000	6.880%, 05/01/2012	469,951
1,350,000	5.400%, 07/02/2012 (Acquired 04/04/2007, Cost $1,347,503) (c)	1,327,161
405,000	7.700%, 05/01/2032	439,208
375,000	6.550%, 05/01/2037 (Acquired 04/12/2007 and 04/13/2007, Cost $377,580) (b)(c)	363,601
90,000	Tl Acquisitions, Inc.
	10.500%, 01/15/2015 (Acquired 06/22/2007, Cost $88,852) (c)	87,300
80,000	Umbrella Acquisition, Inc.
	9.750%, 03/15/2015 (Acquired 06/27/2007, Cost $79,075) (c)	79,400
400,000	Viacom, Inc.
	5.750%, 04/30/2011	399,759
		8,591,143
	Metals & Mining - 0.08%
100,000	Codelco, Inc.
	4.750%, 10/15/2014	93,491
	Freeport-McMoran Copper & Gold
10,000	8.250%, 04/01/2015	10,575
270,000	8.380%, 04/01/2017	288,900
150,000	Steel Dynamics, Inc.
	6.750%, 04/01/2015 (Acquired 03/28/2007, Cost $135,000) (c)	147,750
		540,716
	Multi Utilities - 0.36%
47,000	AES Corp.
	7.750%, 03/01/2014	47,352
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	52,251
850,000	MidAmerican Energy Holdings
	6.130%, 04/01/2036	823,904
	NRG Energy, Inc.
190,000	7.250%, 02/01/2014	190,950
30,000	7.380%, 02/01/2016	30,150
20,000	7.380%, 01/15/2017	20,125
	TXU Corp.
500,000	4.800%, 11/15/2009	488,977
110,000	5.550%, 11/15/2014	93,932
100,000	6.500%, 11/15/2024 (b)	83,186
975,000	6.550%, 11/15/2034	793,474
		2,624,301
	Multiline Retail - 0.23%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	42,218
470,000	Target Corp.
	5.400%, 10/01/2008	469,510
1,150,000	Wal-Mart Stores, Inc.
	3.380%, 10/01/2008	1,122,243
		1,633,971
	Office Electronics - 0.01%
40,000	Xerox Corp.
	6.750%, 02/01/2017	41,103
	Oil & Gas - 2.38%
	Amerada Hess Corp.
90,000	7.880%, 10/01/2029	101,727
740,000	7.300%, 08/15/2031	795,915
	Amerigas Partners LP
50,000	7.250%, 05/20/2015	49,750
25,000	7.130%, 05/20/2016	24,688
80,000	Anadarko Finance Co.
	7.500%, 05/01/2031	86,202
1,260,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036 (b)	1,215,787
700,000	Boardwalk Pipelines LP
	5.880%, 11/15/2016	683,720
	Canadian Natural Resources Ltd.
300,000	5.700%, 05/15/2017	290,748
75,000	5.850%, 02/01/2035	67,825
475,000	6.500%, 02/15/2037	467,719
150,000	6.250%, 03/15/2038	142,395
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	57,525
80,000	6.250%, 01/15/2018	75,100
420,000	ChevronTexaco Capital Co.
	3.500%, 09/17/2007	418,588
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	72,247
	ConocoPhillips, Inc.
285,000	4.750%, 10/15/2012	276,453
40,000	6.950%, 04/15/2029	43,781
275,000	Dynegy, Inc.
	7.750%, 06/01/2019 (Acquired 05/17/2007 and 06/27/2007, Cost $273,744) (c)	257,125
309,000	El Paso Natural Gas Co.
	8.380%, 06/15/2032	363,878
	El Paso Corp.
730,000	7.000%, 06/15/2017	725,652
217,000	7.800%, 08/01/2031	220,832
355,000	7.750%, 01/15/2032	359,370
	Energy Transfer Partners LP
350,000	5.650%, 08/01/2012	346,297
500,000	5.950%, 02/01/2015	492,784
	Enterprise Products Operating LP
750,000	4.950%, 06/01/2010	736,973
375,000	8.380%, 08/01/2066 (b)	400,860
375,000	7.030%, 01/15/2068	362,156
620,000	Intergas Finance BV
	6.380%, 05/14/2017	595,200
	Kerr-McGee Corp.
625,000	6.950%, 07/01/2024	650,064
1,215,000	7.880%, 09/15/2031	1,408,098
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	111,221
470,000	6.750%, 03/15/2011	486,784
80,000	6.000%, 02/01/2017	78,430
425,000	Oneok Partners LP
	6.650%, 10/01/2036	422,880
	OPTI Canada, Inc.
210,000	7.880%, 12/15/2014 (Acquired 06/25/2007, Cost $210,000) (c)	211,050
80,000	8.250%, 12/15/2014 (Acquired 12/08/2006, Cost $80,000) (c)	81,600
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	10,000
50,000	5.880%, 04/15/2016	47,000
	Pemex Project Funding Master Trust
560,000	7.380%, 12/15/2014	611,433
230,000	6.630%, 06/15/2035	233,738
620,000	Petrobras International Finance Co.
	6.130%, 10/06/2016	610,700
	Pogo Producing Co.
10,000	6.630%, 03/15/2015	9,950
115,000	6.880%, 10/01/2017	114,713
45,000	Southern Natural Gas Co.
	8.000%, 03/01/2032 (c)	51,261
140,000	Suburban Propane Partners LP
	6.880%, 12/15/2013	135,800
140,000	Tennessee Gas Pipeline Co.
	7.630%, 04/01/2037	154,323
75,000	Teppco Partners L P
	7.000%, 06/01/2067	72,388
150,000	Western Oil Sands, Inc.
	8.380%, 05/01/2012	164,813
	Williams Companies, Inc.
560,000	7.500%, 01/15/2031	582,400
230,000	7.750%, 06/15/2031	244,663
800,000	XTO Energy, Inc.
	7.500%, 04/15/2012	860,945
		17,085,551
	Pharmaceuticals - 0.07%
520,000	Wyeth
	5.950%, 04/01/2037	498,640
	Real Estate - 0.31%
250,000	Arden Realty LP
	9.150%, 03/01/2010	273,179
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	10,125
29,000	6.500%, 02/01/2017	27,623
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011	220,416
325,000	5.650%, 09/15/2011	320,551
225,000	5.950%, 10/15/2013	221,939
100,000	5.700%, 03/01/2014	97,694
350,000	Simon Property Group LP
	7.130%, 09/20/2007	351,213
515,000	Summit Properties Partnership
	7.200%, 08/15/2007	516,835
	Ventas Realty LP
50,000	6.750%, 06/01/2010	50,750
40,000	9.000%, 05/01/2012	43,900
70,000	6.750%, 04/01/2017	69,475
		2,203,700
	Road & Rail - 0.05%
90,000	Hertz Corp.
	8.880%, 01/01/2014	94,275
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008	14,560
230,000	Union Pacific Corp.
	5.380%, 05/01/2014	222,415
		331,250
	Semiconductors - 0.01%
50,000	Freescale Semiconductor, Inc.
	8.880%, 12/15/2014 (Acquired 11/16/2006, Cost $110,000) (c)	48,000
	Special Purpose Entity - 0.44%
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011	1,107,450
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (Acquired 09/12/2006 and 10/23/2006, Cost $279,417) (c)(e)	273,536
655,000	MUFG Capital Finance 1 Ltd.
	6.350%, 07/29/2049	644,679
1,090,000	Sigma Finance, Inc.
	8.500%, 08/11/2016 (e)	1,084,005
	TNK-BP Finance SA
490,000	7.500%, 07/18/2016 (c)	506,415
100,000	7.500%, 07/18/2016	103,373
200,000	6.630%, 03/20/2017 (Acquired 03/13/2007, Cost $198,402) (c)	194,260
		3,913,718
	Textiles, Apparel & Luxury Goods - 0.03%
125,000	INVISTA
	9.250%, 05/01/2012 (Acquired 05/03/2006, Cost $132,084) (d)	132,813
50,000	Oxford Industries, Inc.
	8.880%, 06/01/2011	51,875
		184,688
	Tobacco - 0.17%
770,000	Altria Group, Inc.
	7.000%, 11/04/2013	817,744
125,000	Philip Morris Companies, Inc.
	7.750%, 01/15/2027	146,581
230,000	Reynolds American, Inc.
	6.750%, 06/15/2017	234,377
		1,198,702
	Transportation - 0.13%
41,000	Horizon Lines LLC
	9.000%, 11/01/2012	43,563
86,000	Teekay Shipping Corp.
	8.880%, 07/15/2011	91,590
786,000	Vale Overseas Ltd.
	6.880%, 11/21/2036	792,041
		927,194
	Wireless Telecommunication Services - 0.26%
750,000	AT&T Wireless Services, Inc.
	7.880%, 03/01/2011	807,025
	Nextel Communications, Inc.
930,000	6.880%, 10/31/2013	923,902
15,000	5.950%, 03/15/2014	14,306
120,000	7.380%, 08/01/2015	120,053
40,000	Rogers Wireless Communications, Inc.
	6.380%, 03/01/2014	40,481
		1,905,767
	TOTAL CORPORATE BONDS (Cost $140,644,625)	142,922,702
	FOREIGN GOVERNMENT NOTE/BONDS - 0.68%
	Brazil Federative Republic
145,000	10.130%, 05/15/2027	204,812
685,000	11.000%, 08/17/2040 (b)	899,234
388,000	Republic of Colombia
	7.380%, 09/18/2037	431,650
	United Mexican States
14,000	5.630%, 01/15/2017 (b)	13,741
1,326,000	6.750%, 09/27/2034	1,417,494
401,000	Republic of Panama
	7.130%, 01/29/2026	429,070
2,600,000	Republic of Argentia
	5.830%, 12/31/2033	1,158,102
285,565	Russia Federation
	5.000%, 03/31/2030	315,008
	TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $4,557,046)	4,869,111
	MORTGAGE BACKED SECURITIES - 36.86%
	Bank of America Corporation
1,500,000	Series 2006-5, 5.410%, 09/10/2016	1,453,513
770,000	Series 2005-5, 5.120%, 10/10/2045	735,431
1,500,000	Series 2006-4, 5.630%, 07/10/2046	1,473,673
3,500,000	Series 2005-6, 5.190%, 09/10/2047	3,377,768
	Bear Stearns Trust
644,853	Series 2004-9, 5.220%, 09/25/2034	640,993
3,000,000	Series 2005-PWR10, 5.410%, 12/11/2040 (b)	2,922,378
1,500,000	Series 2006-TOP24, 5.540%, 10/12/2041	1,467,967
	Chase Mortgage Financial Trust
1,938,470	Series 2007-A1, 4.610%, 02/25/2037	1,901,055
2,823,741	Series 2007-A1, 4.820%, 02/25/2037	2,784,780
2,857,962	Series 2007-A1, 4.140%, 01/01/2049	2,798,808
2,794,076	Series 2007-A1, 4.370%, 01/01/2049	2,769,628
925,397	Series 2007-A1, 4.500%, 01/01/2049	917,171
	Citigroup Commercial Mortgage Trust
2,000,000	Series 2006-C4, 5.720%, 03/15/2049	1,992,993
4,000,000	Series 2006-C5, 5.430%, 10/15/2049	3,874,838
	Citigroup/Deutsche Bank Commerical Mortgage
2,500,000	Series TR, 5.540%, 01/15/2046 (b)	2,427,956
	Countrywide Alternative Loan Trust
3,788,206	Series 2005-63, 5.330%, 12/25/2035	3,771,013
2,088,979	Series 2006-OA10, 5.520%, 08/25/2046	2,089,121
	Countrywide Asset-Backed Certificates
884,344	Series 2005-36, 4.940%, 08/25/2035	877,985
1,576,419	Series 2005-27, 6.590%, 08/25/2035	1,493,193
1,277,132	Series 2005-59, 5.460%, 11/20/2035	1,282,435
835,571	Series 2005-51, 5.670%, 11/20/2035	838,047
2,182,498	Series 2005-62, 5.430%, 12/25/2035	2,199,238
1,141,757	Countrywide Home Loans
	Series 2005-R1, 5.680%, 03/25/2035	1,145,844
1,400,000	FFCB
	5.130%, 04/19/2017 (Acquired 04/12/2007, Cost $1,387,162)	1,349,684
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	966,861
4,393,306	Pool #1G-0058, 4.610%, 01/01/2035 (b)	4,338,277
2,223,056	Pool #1H-2524, 4.580%, 08/01/2035	2,189,144
218,636	Series 3013, 0.000%, 08/15/2035 (d)	249,070
2,822,141	Pool #1Q-0160, 5.060%, 09/01/2035	2,796,225
350,089	Series 3167, 0.000%, 06/15/2036 (d)	324,055
98,601	Series 3268, 0.000%, 01/15/2037 (d)	94,005
	FHLMC Gold
42,746	Pool #B1-2301, 4.000%, 02/01/2014	41,097
72,947	Pool #B1-2730, 4.000%, 03/01/2014	70,103
65,905	Pool #B1-2772, 4.000%, 03/01/2014	63,309
60,189	Pool #B1-2818, 4.000%, 03/01/2014	57,869
68,334	Pool #B1-2819, 4.000%, 03/01/2014	65,669
63,627	Pool #B1-2883, 4.000%, 03/01/2014	61,161
50,878	Pool #B1-2910, 4.000%, 03/01/2014	48,911
59,616	Pool #B1-2911, 4.000%, 03/01/2014	57,294
243,537	Pool #B1-3066, 4.000%, 03/01/2014	234,028
30,723	Pool #B1-3343, 4.000%, 04/01/2014	29,499
45,273	Pool #B1-3344, 4.000%, 04/01/2014	43,506
56,462	Pool #B1-3360, 4.000%, 04/01/2014	54,236
250,408	Pool #E9-6057, 4.500%, 05/01/2018	238,758
78,434	Pool #E9-6247, 4.500%, 05/01/2018	74,797
82,808	Pool #E9-6248, 4.500%, 05/01/2018	78,969
97,708	Pool #E9-7034, 4.500%, 06/01/2018	93,162
36,323	Pool #E9-9763, 4.500%, 09/01/2018	34,633
34,304	Pool #E9-9764, 4.500%, 09/01/2018	32,707
26,366	Pool #E9-9765, 4.500%, 09/01/2018	25,139
160,804	Pool #E9-9768, 4.500%, 09/01/2018	153,322
80,470	Pool #E9-9769, 4.500%, 09/01/2018	76,726
51,494	Pool #E9-9770, 4.500%, 09/01/2018	49,098
88,352	Pool #B1-0170, 4.500%, 10/01/2018	84,241
100,295	Pool #B1-0207, 4.500%, 10/01/2018	95,629
98,262	Pool #E0-1481, 4.500%, 10/01/2018	93,691
99,256	Pool #B1-0931, 4.500%, 11/01/2018	94,638
196,789	Pool #E0-1489, 4.500%, 11/01/2018	187,634
856,633	Pool #E0-1538, 5.000%, 12/01/2018	831,153
108,528	Pool #B1-1801, 4.500%, 01/01/2019	103,479
106,602	Pool #E0-1602, 4.500%, 03/01/2019	101,615
107,752	Pool #G1-1526, 4.500%, 03/01/2019	102,738
5,278,051	Pool #G1-2251, 4.000%, 06/01/2019 (b)	4,905,522
1,451,060	Pool #G1-1719, 5.000%, 06/01/2020	1,406,184
1,474,415	Pool #G1-1733, 5.000%, 07/01/2020	1,426,236
850,526	Pool #D9-6291, 4.500%, 09/01/2023	792,872
605,039	Pool #C0-1385, 6.500%, 08/01/2032	616,302
212,493	Pool #C7-0562, 6.500%, 09/01/2032	216,448
280,088	Pool #C7-0760, 6.500%, 09/01/2032	285,302
2,340,183	Pool #78-0447, 4.260%, 04/01/2033	2,336,183
3,603,585	Pool #G0-8085, 5.000%, 10/01/2035	3,387,258
788,354	Pool #A3-9756, 5.000%, 11/01/2035	741,028
1,269,769	Pool #1N-0344, 6.600%, 01/01/2037	1,289,998
550,000	Pool #1N-1447, 5.850%, 02/01/2037	552,134
310,032	Pool #1A-1145, 6.630%, 02/01/2037	313,599
1,200,000	Pool #1N-1463, 6.040%, 05/01/2037	1,206,789
3,000,000	First Union National Bank Commercial Mortgage
	Series 2000-C2, 7.200%, 10/15/2032	3,133,585
	FNMA
2,910,273	Pool #668357, 5.000%, 12/01/2017	2,823,348
165,967	Pool #694900, 4.500%, 04/01/2018	158,191
158,532	Pool #695826, 5.000%, 04/01/2018	153,819
253,321	Pool #254720, 4.500%, 05/01/2018	241,452
97,749	Pool #695854, 4.500%, 05/01/2018	93,169
198,270	Pool #695863, 4.500%, 05/01/2018	188,980
94,743	Pool #695893, 4.500%, 05/01/2018	90,304
401,800	Pool #697602, 4.500%, 05/01/2018	382,974
92,856	Pool #701379, 4.500%, 05/01/2018	88,506
80,491	Pool #702326, 4.500%, 05/01/2018	76,720
202,055	Pool #709817, 4.500%, 05/01/2018	192,588
84,388	Pool #687485, 4.500%, 06/01/2018	80,434
198,633	Pool #689085, 4.500%, 06/01/2018	189,326
1,476,704	Pool #707774, 4.500%, 06/01/2018	1,407,516
192,531	Pool #720307, 4.500%, 06/01/2018	183,510
108,597	Pool #720309, 4.500%, 06/01/2018	103,509
43,395	Pool #720311, 4.500%, 06/01/2018	41,364
44,446	Pool #720312, 4.500%, 06/01/2018	42,364
525,831	Pool #720364, 4.500%, 06/01/2018	501,194
99,887	Pool #720370, 4.500%, 06/01/2018	95,207
104,963	Pool #720373, 4.500%, 06/01/2018	100,046
229,537	Pool #720718, 4.500%, 06/01/2018	218,782
274,344	Pool #721345, 4.500%, 06/01/2018	261,490
93,032	Pool #721346, 4.500%, 06/01/2018	88,673
3,996,159	Pool #555549, 5.000%, 06/01/2018	3,877,338
57,664	Pool #254802, 4.500%, 07/01/2018	54,962
102,597	Pool #720321, 4.500%, 07/01/2018	97,790
170,810	Pool #728746, 4.500%, 07/01/2018	162,807
4,388,031	Pool #734788, 4.000%, 09/01/2018	4,085,208
2,739,224	Pool #254865, 4.500%, 09/01/2018	2,610,884
137,092	Pool #739798, 4.500%, 09/01/2018	130,669
101,624	Pool #747784, 4.500%, 10/01/2018	96,863
130,742	Pool #747967, 4.500%, 11/01/2018	124,617
127,469	Pool #752085, 4.500%, 11/01/2018	121,497
134,493	Pool #755501, 4.500%, 11/01/2018	128,191
534,504	Pool #745388, 5.000%, 11/01/2018	518,611
125,338	Pool #753656, 4.500%, 12/01/2018	119,465
92,776	Pool #757588, 4.500%, 12/01/2018	88,429
78,368	Pool #757593, 4.500%, 12/01/2018	74,697
93,850	Pool #757596, 4.500%, 12/01/2018	89,453
99,621	Pool #762751, 4.500%, 12/01/2018	94,953
102,521	Pool #725050, 4.500%, 01/01/2019	97,718
142,275	Pool #725277, 4.500%, 03/01/2019	135,609
887,971	Pool #745387, 5.000%, 04/01/2019	861,568
132,701	Pool #735985, 5.000%, 06/01/2019	128,756
66,355	Pool #725608, 4.500%, 07/01/2019	63,153
59,989	Pool #725792, 4.500%, 08/01/2019	57,094
1,191,478	Pool #745268, 4.500%, 09/01/2019	1,135,654
340,707	Pool #735494, 4.500%, 03/01/2020	324,744
887,749	Pool #745395, 4.500%, 04/01/2020	846,156
100,993	Pool #251925, 6.500%, 07/01/2028	103,093
52,957	Pool #435151, 6.500%, 07/01/2028	54,058
390,982	Pool #433575, 6.500%, 09/01/2028	399,110
367,113	Pool #251985, 6.500%, 10/01/2028	374,745
585,756	Pool #446107, 6.500%, 11/01/2028	597,934
632,388	Pool #452955, 6.500%, 11/01/2028	645,535
375,095	Pool #457553, 6.500%, 01/01/2029	382,892
233,014	Pool #252255, 6.500%, 02/01/2029	237,859
148,141	Pool #252342, 6.500%, 04/01/2029	151,211
542,034	Pool #323632, 6.500%, 04/01/2029	553,035
629,453	Pool #494339, 6.500%, 04/01/2029	642,500
130,444	Pool #252497, 6.500%, 06/01/2029	133,147
69,389	Pool #498092, 6.500%, 06/01/2029	70,827
489,506	Pool #500441, 6.500%, 06/01/2029	499,652
758,130	Pool #501198, 6.500%, 06/01/2029	773,844
279,175	Pool #503223, 6.500%, 07/01/2029	284,962
86,425	Pool #504708, 6.500%, 07/01/2029	88,216
84,503	Pool #535476, 6.500%, 07/01/2029	86,260
1,100,345	Pool #544859, 6.110%, 08/01/2029	1,109,391
6,747	Pool #479552, 7.500%, 09/01/2029	7,060
68,475	Pool #535506, 6.500%, 08/01/2030	69,895
5,973	Pool #535996, 7.500%, 06/01/2031	6,240
1,439,953	Pool #786848, 7.000%, 10/01/2031	1,493,297
944,910	Pool #607398, 6.500%, 11/01/2031	963,432
1,485,481	Pool #879906, 3.850%, 10/01/2033	1,461,290
651,720	Series 2004-71, 4.000%, 04/25/2034 (Acquired 04/07/2006, Cost $39,505) (d) (j)	49,042
1,377,718	Pool #782284, 6.000%, 09/01/2034	1,369,856
1,222,747	Pool #791563, 6.000%, 09/01/2034	1,213,969
56,030	Pool #794371, 6.000%, 09/01/2034	55,628
1,503,010	Pool #802783, 4.220%, 10/01/2034	1,510,008
300,656	Pool #798711, 6.000%, 10/01/2034	298,498
1,062,180	Pool #802493, 6.000%, 11/01/2034	1,054,555
9,242,241	Pool #735224, 5.500%, 02/01/2035 (b)	8,956,179
3,055,103	Pool #808057, 6.000%, 02/01/2035	3,028,145
1,497,154	Pool #773306, 6.000%, 05/01/2035	1,483,943
97,956	Series 2007-27, 0.000%, 05/25/2035 (d)	100,807
5,583,730	Pool #827741, 5.500%, 06/01/2035	5,399,960
818,773	Pool #821657, 7.500%, 06/01/2035	847,324
389,078	Pool #830490, 7.500%, 06/01/2035	402,645
1,865,190	Pool #829334, 4.600%, 09/01/2035	1,856,557
5,700,514	Pool #820345, 5.000%, 09/01/2035	5,356,779
13,315,913	Pool #832738, 5.500%, 09/01/2035 (b)	12,877,664
506,597	Pool #836273, 5.500%, 10/01/2035	489,924
157,236	Pool #745000, 6.000%, 10/01/2035	155,849
1,258,677	Pool #836852, 7.020%, 10/01/2035	1,304,093
1,885,164	Pool #836464, 7.040%, 10/01/2035	1,953,277
3,606,132	Pool #844158, 5.000%, 11/01/2035	3,388,686
140,496	Pool #844789, 6.920%, 11/01/2035	145,572
820,831	Pool #843823, 7.010%, 11/01/2035	850,448
146,693	Pool #843997, 7.030%, 11/01/2035	151,990
141,141	Pool #844052, 7.030%, 11/01/2035	146,237
146,788	Pool #844148, 7.030%, 11/01/2035	152,088
146,723	Pool #844237, 7.040%, 11/01/2035	152,024
3,461,578	Pool #256219, 5.500%, 04/01/2036	3,319,660
185,931	Pool #833642, 7.500%, 05/01/2036	192,372
801,707	Pool #256331, 7.500%, 06/01/2036	829,481
170,781	Pool #893287, 7.500%, 07/01/2036	176,698
217,046	Pool #895099, 7.500%, 08/01/2036	224,565
93,999	Series 2006-81, 0.000%, 09/25/2036 (d)	99,967
1,514,295	Pool #893681, 6.000%, 10/01/2036	1,499,174
3,170,968	Pool #893923, 6.000%, 10/01/2036	3,139,303
3,939,311	Pool #894005, 6.000%, 10/01/2036	3,899,973
30,232	Pool #831774, 7.500%, 10/01/2036	31,279
3,000,000	GE Capital Commercial Mortgage Corporation
	Series 2005-C4, 5.330%, 11/10/2045	2,919,800
	General Motors Acceptance Corporation
2,500,000	Series 2002-C1, 6.280%, 11/15/2039	2,563,177
145,925	5.000%, 08/15/2033	138,372
1,519,438	5.000%, 09/15/2033 (b)	1,440,796
255,339	5.000%, 03/15/2034	242,035
437,092	4.750%, 10/20/2034	437,414
169,658	5.000%, 11/15/2034	160,819
536,072	4.500%, 11/20/2034	535,186
1,428,755	4.750%, 11/20/2034 (b)	1,429,803
4,120,092	6.000%, 05/15/2035 (b)	4,102,957
800,000	GS Mortgage Securities Corporation II
	Series 2005-GG4, 4.680%, 07/10/2039	765,151
	Harborview Mortgage Loan Trust
1,628,396	Series 2005-10, 5.630%, 11/19/2035	1,634,807
372,091	Series 2005-16, 5.560%, 01/19/2036	372,573
1,858,383	Series 2005-16, 5.570%, 01/19/2036	1,861,405
1,859,201	IMPAC Secured Assets Corp.
	Series 2005-2, 5.640%, 03/25/2036	1,866,162
483,436	Indymac Mortgage Loan Trust
	Series 2005-AR15, 5.100%, 09/25/2035	471,079
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12, 4.900%, 09/12/2037	1,770,644
1,500,000	Series 2005-LDP2, 4.740%, 07/15/2042	1,399,230
2,500,000	Series 2006-CIBC15, 5.810%, 06/12/2043	2,493,827
2,000,000	Series 2006-CIBC17, 5.430%, 12/12/2043	1,937,056
3,500,000	Series 2006-LDP8, 5.400%, 05/15/2045	3,384,335
	JP Morgan Mortgage Trust
959,165	Series 2007-A1, 4.070%, 07/25/2035	939,554
971,821	Series 2007-A1, 4.200%, 07/25/2035	953,073
937,878	Series 2007-A1, 4.770%, 07/25/2035	925,699
	Lehman Brothers Trust
1,435,234	Series 2005-5N, 5.620%, 11/25/2035	1,438,968
1,266,610	Series 2005-5N, 5.630%, 11/25/2035	1,270,031
	Lehman Brothers-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.660%, 07/15/2030	573,227
520,000	Series 2005-C3, 4.740%, 07/15/2030 (b)	486,093
2,000,000	Series 2006-C1, 5.160%, 02/15/2031	1,911,676
1,030,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.660%, 05/12/2039	1,023,302
	Morgan Stanley
770,000	Series 2005-HQ6, 4.990%, 08/13/2042	730,848
1,100,000	Series 2007-IQ14, 5.500%, 04/15/2049	1,084,031
2,300,000	Series 2007-TOP25, 5.510%, 11/12/2049	2,241,831
1,573,761	Residential Accredit Loans, Inc.
	Series 2005-QO4, 5.600%, 12/25/2045	1,575,016
	Thornburg Mortgage Trust
4,322,750	Series 2006-1, 5.500%, 01/25/2036	4,321,709
2,717,176	Series 2006-3, 5.430%, 06/25/2036	2,715,841
2,724,335	Series 2006-3, 5.440%, 06/25/2036	2,721,601
	Washington Mutual
1,422,167	Series 2007-HY4, 5.520%, 09/25/2036	1,417,100
2,345,195	Series 2007-HY2, 5.640%, 12/25/2036	2,333,295
1,633,221	Series 2005-AR13, 5.610%, 10/25/2045	1,637,061
1,929,033	Series 2005-AR15, 5.580%, 11/25/2045	1,936,540
1,598,341	Series 2005-AR15, 5.610%, 11/25/2045	1,605,027
1,636,622	Series 2005-AR17, 5.590%, 12/25/2045	1,642,520
1,324,946	Series 2005-AR19, 5.590%, 12/25/2045	1,329,152
922,235	Series 2006-AR11, 5.950%, 09/25/2046	922,883
919,428	Series 2007-OA2, 5.730%, 03/25/2047	917,992
	Wells Fargo Company
1,862,954	Series 2005-AR16, 4.980%, 10/25/2035	1,873,679
4,245,932	Series 2006-AR2, 5.090%, 03/25/2036	4,208,805
1,562,687	Series 2006-AR10, 5.600%, 07/25/2036	1,556,354
	TOTAL MORTGAGE BACKED SECURITIES (Cost $269,650,794)	265,034,992
	MUNICIPAL BONDS - 0.37%
2,736,901	Virginia Housing Development Authority
	6.000%, 06/25/2034	2,697,271
	TOTAL MUNICIPAL BONDS (Cost $2,691,571)	2,697,271
	SUPRANATIONAL OBLIGATIONS - 0.76%
380,000	European Investment Bank
	4.630%, 03/21/2012	370,714
2,500,000	African Development Bank
	0.500%, 02/27/2014	1,806,478
1,150,000	Republic of Argentia
	11.380%, 03/15/2010 (Acquired 07/06/2005, Cost $477,402) (d) (g)	416,875
	GazInvest
1,250,000	6.210%, 11/22/2016	1,220,625
440,000	6.510%, 03/07/2022 (Acquired 03/01/2007, Cost $440,000) (b)(c)	435,380
820,000	7.250%, 10/30/2008	836,974
250,000	General Motors Corporation
	8.380%, 07/05/2033	322,226
	TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,517,420)	5,409,272
	U.S. GOVERNMENT AGENCY ISSUES - 26.09%
	FAMC - 0.06%
420,000	4.250%, 07/29/2008	415,529
	FFCB - 7.11%
10,000,000	4.800%, 04/25/2011	9,857,640
4,900,000	5.500%, 07/15/2011 (Acquired 07/13/2006, Cost $4,881,527) (c)	4,932,193
4,000,000	4.550%, 08/10/2012 (b)	3,873,320
9,000,000	4.950%, 04/07/2014 (b)	8,796,960
3,000,000	4.500%, 01/22/2015 (b)	2,839,191
7,400,000	5.090%, 01/30/2015 (b)	7,270,855
1,500,000	4.800%, 10/19/2015 (b)	1,440,595
3,000,000	5.200%, 11/28/2016 (b)	2,948,811
9,300,000	5.300%, 02/06/2017 (b)	9,205,084
	FHLB - 5.47%
760,000	5.130%, 06/13/2008 (b)	758,936
690,000	5.400%, 01/02/2009	689,730
2,510,000	5.500%, 05/21/2009 (b)	2,509,995
4,000,000	7.380%, 02/12/2010 (b)	4,210,064
1,200,000	4.080%, 04/26/2010 (b)	1,166,201
5,500,000	5.250%, 06/11/2010 (b)	5,512,419
6,000,000	4.880%, 12/14/2012 (b)	5,884,206
3,000,000	5.310%, 12/28/2012 (b)	3,002,799
5,000,000	5.000%, 03/08/2013 (b)	4,925,085
7,500,000	5.380%, 06/14/2013 (b)	7,516,237
3,170,000	5.500%, 07/15/2036 (b)	3,126,733
	FHLMC - 0.90%
1,990,000	4.380%, 11/16/2007 (b)	1,982,810
3,070,000	4.750%, 01/18/2011 (b)	3,027,613
100,000	5.000%, 07/01/2034 (h)	93,734
880,000	5.630%, 11/23/2035 (b)	825,935
526,326	5.000%, 10/01/2018	510,679
	FNCL - 4.32%
33,150,000	5.000%, 07/01/2034 (h)	31,062,578
	FNMA - 5.93%
1,100,000	0.000%, 03/17/2008	1,060,272
490,000	6.630%, 09/15/2009 (b)	504,681
220,000	7.250%, 01/15/2010 (b)	230,714
8,600,000	3.320%, 07/14/2010 (b)	8,157,315
400,000	6.000%, 07/01/2013 (h)	401,812
2,210,000	4.630%, 10/15/2013 (b)	2,126,283
6,800,000	5.500%, 07/01/2015 (h)	6,699,061
3,000,000	5.000%, 08/01/2034 (h)	2,810,157
11,600,000	6.500%, 07/01/2035 (h)	11,710,560
500,000	6.000%, 08/01/2035 (h)	494,297
7,500,000	5.500%, 07/01/2036 (h)	7,233,982
99,492	0.000%, 06/25/2037 (d)	115,494
1,147,000	5.460%, 01/01/2049	1,153,093
	GNMA - 1.91%
3,000,000	6.500%, 07/01/2028 (h)	3,047,343
10,750,000	6.000%, 07/01/2034 (h)	10,694,573
	Tennessee Valley Authority - 0.39%
830,000	5.980%, 04/01/2036	876,194
2,000,000	5.380%, 04/01/2056	1,903,208
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $189,700,255)	187,604,971

	U.S. TREASURY OBLIGATIONS - 9.55%
	U.S. Treasury Bond - 3.17%
358,561	2.380%, 01/15/2017 (b) (i)	350,185
80,000	8.880%, 08/15/2017	103,663
3,419,582	2.380%, 01/15/2025 (b) (i)	3,289,214
395,546	2.000%, 01/15/2026 (b) (i)	358,402
6,628,256	2.380%, 01/15/2027 (b) (i)	6,367,275
9,360,000	4.500%, 02/15/2036 (b)	8,478,120
4,060,000	4.750%, 02/15/2037 (b)	3,829,408
		22,776,267
	U.S. Treasury Note - 5.24%
290,000	3.000%, 02/15/2008 (b)	286,488
700,000	3.380%, 02/15/2008 (b)	693,164
4,470,000	3.750%, 05/15/2008 (b)	4,422,511
11,240,000	3.380%, 10/15/2009 (b)	10,878,218
272,635	0.880%, 04/15/2010 (b) (i)	259,004
300,000	4.750%, 03/31/2011 (b)	298,430
301,849	2.380%, 04/15/2011 (b) (i)	298,643
8,510,000	5.130%, 06/30/2011 (b)	8,577,152
90,000	4.630%, 10/31/2011 (b)	88,980
170,000	4.500%, 03/31/2012 (b)	166,945
1,950,000	4.500%, 04/30/2012 (b)	1,914,352
1,900,787	2.000%, 01/15/2014 (b) (i)	1,827,282
21,920	2.000%, 07/15/2014 (i)	21,049
5,670,000	4.250%, 08/15/2014 (b)	5,425,487
32,459	1.630%, 01/15/2015 (b) (i)	30,182
297,399	1.880%, 07/15/2015 (b) (i)	281,135
884,774	2.000%, 01/15/2016 (b) (i)	840,328
1,432,200	2.500%, 07/15/2016 (b) (i)	1,416,648
		37,725,998
	U.S. Treasury Strip - 1.14%
3,800,000	0.000%, 11/15/2021 (b)	1,792,008
3,640,000	0.000%, 11/15/2024 (b)	1,469,734
3,500,000	0.000%, 08/15/2025 (b)	1,361,335
9,700,000	0.000%, 11/15/2026 (b)	3,554,972
		8,178,049
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,851,094)	68,680,314

Contracts
	PURCHASED OPTIONS - 0.00%
	Options - 0.00%
97	Eurodollar 90 Day Future
	Expiration: September, 2007, Exercise Price: $95.880	820
178	Eurodollar 90 Day Future
	Expiration: September, 2007, Exercise Price: $94.630	24,475
33	Euro-Bond Future
	Expiration: August, 2007, Exercise Price: $113.000	6,253
		31,548
	TOTAL PURCHASED OPTIONS (Cost $98,097)	31,548
Principal
Amount
	SHORT TERM INVESTMENTS - 7.59%
	Money Market Funds - 0.35%
2,554,471	Federated Prime Obligations Fund
	5.220%, 01/01/2050 (e)	2,554,471
	Repurchase Agreements - 7.24%
	Lehman Brothers Repurchase Agreement
26,000,000	4.000%, 07/02/2007 (Collateralized by non-U.S. Government debt securities,
	value $28,430,770, 5.50% to 6.50%, 03/01/18 to 06/01/37) (f)	26,000,000
26,000,000	5.100%, 07/02/2007 (Collateralized by non-U.S. Government debt securities,
	value $26,011,050, 0.00%, 10/15/20) (f)	26,000,000
		52,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $54,554,471)	54,554,471

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.43%
	COMMERCIAL PAPER - 9.68%
11,017,872	Chesham Finance LLC, 5.40%, 07/02/07 (c)	11,012,914
703,268	Concord Minutemen Capital Co., 5.31%, 07/03/07 (c) (d)	703,268
10,150,508	Concord Minutemen Capital Co., 5.31%, 07/09/07 (c) (d)	10,150,508
8,204,799	Duke Funding, 5.37%, 07/25/07 (c)	8,170,657
11,017,872	Fenway Funding LLC, 5.50%, 07/02/07 (c)	11,012,823
8,556,433	Laguna Corp., 5.36%, 08/02/07 (c)	8,510,827
10,549,027	Ocala Funding, 5.41%, 07/31/07 (c)	10,498,579
1,406,537	Ocala Funding, 5.36%, 08/14/07 (c)	1,388,349
8,204,799	Valcour Bay Capital LLC, 5.34%, 07/13/07 (c)	8,168,425
	TOTAL COMMERCIAL PAPER (Cost $69,616,350)	69,616,350

	CORPORATE BONDS AND NOTES - 0.72%
2,344,228	Bayerische Landesbank, 5.38%, 12/24/15	2,344,228
2,813,074	Metlife Global, 5.43%, 04/28/08	2,813,074
	TOTAL CORPORATE BONDS AND NOTES (Cost $5,157,302)	5,157,302

	CORPORATE PAYDOWN SECURITIES - 0.33%
2,344,228	Duke Funding, 5.42%, 04/08/07 (c)	2,344,228
	TOTAL CORPORATE PAYDOWN SECURITIES (Cost $2,344,228)	2,344,228

Shares
	MUTUAL FUNDS - 0.49%
3,517,321	AIM STIT-Liquid Assets Portfolio	3,517,321
	TOTAL MUTUAL FUNDS (Cost $3,517,321)	3,517,321

Principal Amount
	REPURCHASE AGREEMENTS - 20.21%
$17,581,712	Citigroup Global Repurchase Agreement, 5.46%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $18,769,237, 7.46% to 13.24%, 05/01/11 to 08/15/18)	17,581,712
70,326,845	Greenwich Capital Repurchase Agreement, 5.41%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $70,720,989, 0.00% to 0.01%, 08/15/07 to 05/25/43)	70,326,845
20,160,362	Morgan Stanley Repurchase Agreement, 5.44%, 07/02/07
	(Collateralized by U.S. Government Agency Issues, value $20,563,570, 3.50% to 5.50%, 03/25/23 to 12/25/34)	20,160,362
28,130,738	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $29,513,913, 0.00%, 05/25/36 to 12/25/44)	28,130,738
9,142,490	Morgan Stanley Repurchase Agreement, 5.45%, 07/02/07
	(Collateralized by non-U.S. Government debt securities, value $9,601,428, 0.00% to 5.80%, 01/12/09 to 12/13/41)	9,142,490
	TOTAL REPURCHASE AGREEMENTS (Cost $145,342,147)	145,342,147
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $225,977,348)	225,977,348

	Total Investments (Cost $1,022,267,011) - 141.32%	1,016,151,296
	Liabilities in Excess of Other Assets - (41.32)%	(297,096,505)
	TOTAL NET ASSETS - 100.00%	$719,054,791

Percentages are stated as a percent of net assets.
(a)	Non Income Producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $107,845,880, which represents 15.0% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines. The market value of these securities total $15,070,398, which represents 2.1% of total net assets.
(e)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2007.
(f)	Assigned as collateral for certain futures and options contracts.
(g)	Defaulted Security.
(h)	Security purchased on a when-issued basis. On June 30,2007 the total value of the investments purchased on a when-issued basis was
$74,248,097 or 10.3% of total net assets.
(i)	Represents a U.S. Treasury Inflation Protected Security.
(j)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid
(slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the national amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2007. The security is illiquid and represents less than 0.1% of net assets.
(k)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.

Non-income producing. Item identified as in default as to payment of interest.

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$1,022,267,011
	Gross unrealized appreciation	7,406,191
	Gross unrealized depreciation	(13,521,906)
	Net unrealized appreciation	($6,115,715)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Options Written
June 30, 2007
AssetMark Core Plus Fixed Income
	(Unaudited)
Contracts		Value
	PUT OPTIONS

206	U.S. Treasury 10 Year Note Future
	Expiration: September, 2007
	Exercise Price: $106.00	$125,531
206	U.S. Treasury 10 Year Note Future
	Expiration: September, 2007
	Exercise Price: $103.00	22,531
		148,062
	Total Options Written (Premiums received $137,221)	$148,062

Schedule of Open Forward Currency Contracts
June 30, 2007
AssetMark Core Plus Fixed Income
(Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received/(sold)	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
07/11/07	U.S. Dollars	4,351,974	Brazil Real	8,545,571	(72,929)
08/02/07	U.S. Dollars	6,481,082	Brazil Real	12,876,006	(169,320)
08/08/07	U.S. Dollars	977,593	Canadian Dollars	1,093,926	(50,611)
07/26/07	U.S. Dollars	1,492,984	European Monetary Unit	1,107,994	(7,887)
08/08/07	U.S. Dollars	1,495,481	European Monetary Unit	1,097,722	7,851
07/12/07	U.S. Dollars	3,896,956	Mexican Pesos	42,751,554	(57,667)
08/08/07	Canadian Dollars	1,093,926	U.S. Dollars	1,026,592	1,611
07/12/07	Mexican Pesos	42,888,117	U.S. Dollars	3,981,851	(14,595)
					$(363,547)

Schedule of Open Futures Contracts
June 30, 2007
AssetMark Core Plus Fixed Income
(Unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Eurodollar 90 Day Futures	52	12,307,100	Sep-07	(45,994)
Eurodollar 90 Day Futures	57	13,496,888	Dec-07	(29,106)
Eurodollar 90 Day Futures	33	7,820,175	Mar-08	(28,000)
Eurodollar 90 Day Futures	61	14,460,813	Jun-08	(6,559)
Libor 90 Day Futures	281	66,070,098	Jun-07	(231,867)
U.S. Treasury 2 Year Note Futures	188	33,012,564	Sep-07	(57,006)
U.S. Treasury 5 Year Note Futures	(418)	(44,337,283)	Sep-07	(82,158)
U.S. Treasury 10 Year Note Futures	108	9,724,688	Sep-07	349,489
U.S. Treasury Long Bond Futures	268	31,139,750	Sep-07	(335,188)
				$(466,389)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By (Signature and Title)    /s/ Ronald D. Cordes
                                                    Ronald D. Cordes, President

Date       8/23/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Ronald D. Cordes
                                                   Ronald D. Cordes,
                                                   President (Principal Executive Officer)

Date    8/23/2007

By (Signature and Title)   /s/ Carrie E. Hansen
                                                   Carrie E. Hansen,
                                                   Treasurer (Principal Financial Officer)

Date    8/23/2007